UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

January 31, 2005

IBF-QTLY-0305

1.813081.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 9,470	$ 10,492
Automobiles - 0.4%
General Motors Corp.:
8.25% 7/15/23	14,490	14,612
8.375% 7/15/33	10,535	10,608
		25,220
Media - 1.0%
AOL Time Warner, Inc. 6.875% 5/1/12	15,495	17,600
Cox Communications, Inc.:
4.625% 6/1/13	5,765	5,554
7.125% 10/1/12	7,310	8,234
7.75% 11/1/10	5,000	5,720
Hearst-Argyle Television, Inc. 7% 11/15/07	6,500	6,904
Liberty Media Corp.:
5.7% 5/15/13	10,065	9,854
7.875% 7/15/09	6,350	6,999
Walt Disney Co. 6.375% 3/1/12	9,300	10,332
		71,197
TOTAL CONSUMER DISCRETIONARY		106,909
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Miller Brewing Co. 4.25% 8/15/08 (a)	9,560	9,611
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	18,205	19,901
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500	2,737
		22,638
TOTAL CONSUMER STAPLES		32,249
ENERGY - 2.8%
Energy Equipment & Services - 0.5%
Petronas Capital Ltd. 7% 5/22/12 (a)	29,400	33,646
Oil & Gas - 2.3%
Amerada Hess Corp.:
6.65% 8/15/11	1,815	1,997
7.375% 10/1/09	17,000	19,033
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	10,265	10,391
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil & Gas - continued
Duke Energy Field Services LLC 7.875% 8/16/10	$ 10,000	$ 11,640
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	7,914	8,860
EnCana Holdings Finance Corp. 5.8% 5/1/14	9,605	10,289
Enterprise Products Operating LP:
4.625% 10/15/09 (a)	2,790	2,783
5.6% 10/15/14 (a)	1,975	2,024
Kerr-McGee Corp. 6.875% 9/15/11	10,310	11,609
Kinder Morgan Energy Partners LP:
5.35% 8/15/07	7,500	7,723
7.125% 3/15/12	16,870	19,332
Pemex Project Funding Master Trust:
6.125% 8/15/08	17,000	17,859
7.375% 12/15/14	13,000	14,528
7.875% 2/1/09 (d)	7,850	8,753
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	9,700	11,519
Williams Companies, Inc.:
7.125% 9/1/11	4,580	4,981
7.5% 1/15/31	4,915	5,308
		168,629
TOTAL ENERGY		202,275
FINANCIALS - 14.3%
Capital Markets - 2.5%
Bank of New York Co., Inc. 3.4% 3/15/13 (d)	9,150	8,892
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	10,115	10,317
Goldman Sachs Group LP 7.2% 11/1/06 (a)	7,300	7,737
Goldman Sachs Group, Inc.:
5.25% 10/15/13	10,750	11,068
5.7% 9/1/12	18,260	19,406
6.6% 1/15/12	9,455	10,556
Legg Mason, Inc. 6.75% 7/2/08	17,000	18,439
Lehman Brothers Holdings, Inc. 7% 2/1/08	12,790	13,893
Merrill Lynch & Co., Inc.:
4.125% 1/15/09	20,242	20,310
5% 1/15/15	4,951	4,966
Morgan Stanley:
3.625% 4/1/08	14,340	14,222
3.875% 1/15/09	4,410	4,378
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.75% 4/1/14	$ 15,244	$ 15,006
NationsBank Corp. 6.375% 2/15/08	5,000	5,353
Scotland International Finance No. 2 BV:
4.25% 5/23/13 (a)	5,250	5,070
yankee 7.7% 8/15/10 (a)	8,000	9,239
State Street Corp. 7.65% 6/15/10	3,000	3,511
		182,363
Commercial Banks - 2.4%
Bank of America Corp. 7.4% 1/15/11	9,750	11,295
Bank One NA, Chicago 3.7% 1/15/08	15,600	15,538
Chase Manhattan Corp. 7.25% 6/1/07	6,303	6,784
Corporacion Andina de Fomento 5.2% 5/21/13	5,145	5,265
First Union Corp. 6.4% 4/1/08	5,000	5,406
First Union National Bank, North Carolina 7.8% 8/18/10	10,000	11,718
Fleet Financial Group, Inc. 7.125% 4/15/06	1,595	1,665
Key Bank NA 7% 2/1/11	11,045	12,395
Korea Development Bank:
3.875% 3/2/09	15,040	14,794
5.75% 9/10/13	6,145	6,528
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	7,000	7,525
National Australia Bank Ltd. yankee 6.6% 12/10/07	10,000	10,700
PNC Funding Corp.:
5.75% 8/1/06	6,925	7,148
7.5% 11/1/09	9,580	10,851
Swiss Bank Corp. 6.75% 7/15/05	4,000	4,068
U.S. Bank NA, Minnesota 5.7% 12/15/08	15,750	16,651
Union Planters National Bank, Memphis 5.125% 6/15/07	5,145	5,320
Wachovia Bank NA 4.875% 2/1/15	6,065	6,093
Wells Fargo & Co.:
4% 9/10/12 (d)	5,735	5,722
4.2% 1/15/10	2,780	2,784
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	4,000	4,620
		172,870
Consumer Finance - 3.6%
American General Finance Corp. 4.625% 5/15/09	14,430	14,655
Capital One Bank 5% 6/15/09	8,375	8,598
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.:
7% 10/1/13	$ 35,000	$ 36,889
7.875% 6/15/10	13,600	14,797
General Electric Capital Corp.:
6% 6/15/12	44,700	48,855
6.125% 2/22/11	18,700	20,461
General Motors Acceptance Corp. 6.875% 9/15/11	31,835	31,968
Household Finance Corp.:
4.125% 11/16/09	30,080	29,880
5.875% 2/1/09	5,265	5,600
7% 5/15/12	6,375	7,296
Household International, Inc. 8.875% 2/15/08	12,875	13,553
MBNA America Bank NA 6.625% 6/15/12	7,275	8,053
MBNA Corp.:
6.125% 3/1/13	3,000	3,241
6.25% 1/17/07	6,538	6,832
SLM Corp. 4% 1/15/09	12,000	11,984
		262,662
Diversified Financial Services - 1.4%
Alliance Capital Management LP 5.625% 8/15/06	7,995	8,225
Allstate Life Global Funding II 4.25% 9/10/08 (a)	6,525	6,578
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	3,625	3,940
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (a)	7,335	7,815
7.45% 11/24/33 (a)	5,300	6,043
International Lease Finance Corp. 4.375% 11/1/09	11,915	11,913
J.P. Morgan Chase & Co.:
5.75% 1/2/13	12,250	13,075
6.75% 2/1/11	16,015	18,014
Prime Property Funding II 6.25% 5/15/07 (a)	12,100	12,714
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	10,500	11,313
		99,630
Insurance - 1.2%
Aegon NV 4.75% 6/1/13	13,180	13,155
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	7,810	8,460
MetLife, Inc. 3.911% 5/15/05	14,100	14,146
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (a)	9,200	10,157
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Principal Life Global Funding I:
2.8% 6/26/08 (a)	$ 7,500	$ 7,201
6.25% 2/15/12 (a)	10,600	11,728
Prudential Financial, Inc. 4.104% 11/15/06	7,405	7,468
St. Paul Travelers Companies, Inc. 8.125% 4/15/10	8,475	9,862
Travelers Property Casualty Corp. 5% 3/15/13	4,170	4,153
		86,330
Real Estate - 2.3%
Arden Realty LP:
5.2% 9/1/11	5,680	5,750
8.875% 3/1/05	12,465	12,521
Boston Properties, Inc. 6.25% 1/15/13	8,970	9,809
Brandywine Operating Partnership LP 4.5% 11/1/09	17,825	17,694
BRE Properties, Inc. 5.75% 9/1/09	5,000	5,220
Camden Property Trust:
4.375% 1/15/10	7,700	7,652
5.875% 11/30/12	8,440	8,920
CarrAmerica Realty Corp. 3.625% 4/1/09	14,990	14,542
CenterPoint Properties Trust 5.75% 8/15/09	6,540	6,885
Developers Diversified Realty Corp. 4.625% 8/1/10	11,640	11,557
EOP Operating LP:
4.65% 10/1/10	10,000	10,016
4.75% 3/15/14	3,380	3,291
7% 7/15/11	1,750	1,971
Heritage Property Investment Trust, Inc. 5.125% 4/15/14	12,250	11,874
ProLogis 5.5% 3/1/13	7,075	7,370
Simon Property Group LP 4.875% 8/15/10	15,080	15,353
Spieker Properties LP 7.25% 5/1/09	11,700	12,936
		163,361
Thrifts & Mortgage Finance - 0.9%
Abbey National PLC 6.69% 10/17/05	3,280	3,352
Countrywide Home Loans, Inc. 4% 3/22/11	16,800	16,284
Independence Community Bank Corp. 3.75% 4/1/14 (d)	6,340	6,095
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 15,820	$ 15,989
4.625% 4/1/14	25,000	24,280
		66,000
TOTAL FINANCIALS		1,033,216
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
Bombardier, Inc.:
6.3% 5/1/14 (a)	10,715	9,188
7.45% 5/1/34 (a)	1,020	852
Northrop Grumman Corp. 4.079% 11/16/06	8,300	8,352
Raytheon Co. 8.3% 3/1/10	4,825	5,684
		24,076
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates 6.978% 10/1/12	2,331	2,361
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	14,855	14,183
		16,544
Road & Rail - 0.2%
Norfolk Southern Corp. 6% 4/30/08	9,250	9,868
TOTAL INDUSTRIALS		50,488
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
SunGard Data Systems, Inc. 3.75% 1/15/09	5,150	4,991
MATERIALS - 0.6%
Chemicals - 0.1%
Lubrizol Corp.:
4.625% 10/1/09	5,105	5,116
5.5% 10/1/14	2,380	2,443
		7,559
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Sealed Air Corp.:
5.625% 7/15/13 (a)	$ 12,555	$ 13,037
6.95% 5/15/09 (a)	5,315	5,828
		18,865
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	7,265	8,072
Paper & Forest Products - 0.1%
International Paper Co.:
4.25% 1/15/09	2,590	2,595
5.5% 1/15/14	6,510	6,819
		9,414
TOTAL MATERIALS		43,910
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.3%
Ameritech Capital Funding Corp. 6.25% 5/18/09	5,520	5,924
AT&T Broadband Corp. 8.375% 3/15/13	13,123	16,211
BellSouth Corp.:
4.2% 9/15/09	9,835	9,816
5.2% 9/15/14	32,925	33,663
British Telecommunications PLC 8.375% 12/15/10	11,580	13,846
Deutsche Telekom International Finance BV 8.5% 6/15/10	18,180	21,577
France Telecom SA 8.5% 3/1/11	7,245	8,646
Koninklijke KPN NV yankee 8% 10/1/10	16,667	19,565
SBC Communications, Inc.:
4.125% 9/15/09	15,000	14,893
5.875% 2/1/12	22,365	23,979
Sprint Capital Corp. 8.375% 3/15/12	12,500	15,146
Telecom Italia Capital:
4% 1/15/10 (a)	7,550	7,372
4.95% 9/30/14 (a)	10,080	9,970
Telefonica Europe BV 7.75% 9/15/10	9,070	10,569
Telefonos de Mexico SA de CV 4.75% 1/27/10 (a)	12,815	12,848
Verizon Global Funding Corp. 7.25% 12/1/10	14,543	16,599
		240,624
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 4.125% 3/1/09	$ 6,695	$ 6,602
AT&T Wireless Services, Inc. 7.875% 3/1/11	19,630	23,079
		29,681
TOTAL TELECOMMUNICATION SERVICES		270,305
UTILITIES - 3.5%
Electric Utilities - 2.3%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,645	8,959
DTE Energy Co. 7.05% 6/1/11	17,240	19,551
Duke Capital LLC:
4.37% 3/1/09	8,965	8,995
6.25% 2/15/13	10,545	11,443
Exelon Corp. 6.75% 5/1/11	9,070	10,126
Exelon Generation Co. LLC 5.35% 1/15/14	9,500	9,797
FirstEnergy Corp.:
5.5% 11/15/06	5,640	5,799
6.45% 11/15/11	1,300	1,411
FPL Group Capital, Inc.:
3.25% 4/11/06	4,425	4,417
7.625% 9/15/06	2,695	2,860
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	5,200	5,268
5.875% 10/1/12	7,670	8,165
Monongahela Power Co. 5% 10/1/06	6,860	6,957
Niagara Mohawk Power Corp. 8.875% 5/15/07	2,485	2,755
Oncor Electric Delivery Co. 6.375% 5/1/12	6,987	7,732
PPL Electric Utilities Corp. 6.25% 8/15/09	7,070	7,649
Progress Energy, Inc. 7.1% 3/1/11	24,500	27,557
Public Service Co. of Colorado 5.5% 4/1/14	13,045	13,810
Southwestern Public Service Co. 5.125% 11/1/06	3,000	3,068
		166,319
Gas Utilities - 0.5%
Consolidated Natural Gas Co. 6.85% 4/15/11	10,165	11,506
NiSource Finance Corp. 7.875% 11/15/10	14,337	16,815
Texas Eastern Transmission Corp. 7.3% 12/1/10	6,295	7,214
		35,535
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.7%
Constellation Energy Group, Inc.:
6.35% 4/1/07	$ 8,690	$ 9,140
7% 4/1/12	14,675	16,788
Dominion Resources, Inc.:
6.25% 6/30/12	16,865	18,535
8.125% 6/15/10	4,050	4,748
		49,211
TOTAL UTILITIES		251,065
TOTAL NONCONVERTIBLE BONDS (Cost $1,932,165)		1,995,408
U.S. Government and Government Agency Obligations - 30.0%

U.S. Government Agency Obligations - 7.5%
Fannie Mae:
2.5% 6/15/06	73,500	72,710
3.25% 8/15/08	126,000	123,741
3.25% 2/15/09	19,591	19,135
5.5% 3/15/11	44,645	47,765
6% 5/15/11	47,960	52,653
6.25% 2/1/11	134,795	147,745
Financing Corp. - coupon STRIPS 0% 10/5/05	1,000	980
Freddie Mac:
3.625% 9/15/08	15,650	15,572
5% 1/30/14	23,200	23,277
5% 7/15/14	16,545	17,224
5.85% 2/21/06	2,425	2,490
5.875% 3/21/11	3,420	3,689
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1993-D, 5.23% 5/15/05	248	249
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	447	465
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	8,870	9,622
Series 1998-196A, 5.926% 6/15/05	1,285	1,299
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
State of Israel (guaranteed by U.S. Government through Agency for International Development) 5.89% 8/15/05	$ 2,917	$ 2,955
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	3,715	3,797
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		545,368
U.S. Treasury Inflation Protected Obligations - 5.0%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	105,860	104,338
2% 1/15/14 (c)	248,083	256,659
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		360,997
U.S. Treasury Obligations - 17.5%
U.S. Treasury Bonds 12% 8/15/13	115,350	147,450
U.S. Treasury Notes:
2.375% 8/15/06	168,167	166,203
3.125% 5/15/07	482,615	480,505
3.125% 4/15/09	242,170	237,658
4.25% 8/15/13	125,732	127,274
4.75% 5/15/14	96,465	101,096
TOTAL U.S. TREASURY OBLIGATIONS		1,260,186
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,154,998)		2,166,551
U.S. Government Agency - Mortgage Securities - 9.3%

Fannie Mae - 7.2%
3.83% 1/1/35 (d)	1,450	1,452
3.88% 11/1/34 (d)	8,879	8,902
3.913% 12/1/34 (d)	1,250	1,255
3.98% 1/1/35 (d)	1,825	1,835
3.987% 12/1/34 (d)	1,696	1,710
4% 1/1/35 (d)	1,125	1,133
4.017% 12/1/34 (d)	9,250	9,202
4.029% 1/1/35 (d)	575	578
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.052% 2/1/35 (d)	$ 1,175	$ 1,182
4.118% 1/1/35 (d)	2,675	2,694
4.118% 2/1/35 (d)	850	857
4.12% 2/1/35 (d)	2,275	2,293
4.128% 2/1/35 (d)	4,650	4,683
4.145% 2/1/35 (d)	2,850	2,837
4.197% 1/1/35 (d)	2,150	2,171
4.2% 1/1/35 (d)	5,172	5,221
4.23% 11/1/34 (d)	756	764
4.265% 10/1/34 (d)	3,546	3,590
4.437% 11/1/34 (d)	22,197	22,650
4.5% 2/1/20 (b)	18,500	18,448
4.826% 1/1/35 (d)	4,360	4,345
5% 12/1/17 to 8/1/18	86,973	88,449
5.5% 9/1/14 to 12/1/33	141,823	146,427
5.5% 2/1/20 (b)	25,180	25,967
6.5% 10/1/10 to 2/1/33	110,420	115,836
6.5% 2/1/20 (b)	39,557	41,854
7% 7/1/25 to 2/1/32	417	442
7.5% 8/1/13 to 8/1/29	2,242	2,411
12.5% 3/1/15 to 8/1/15	32	36
TOTAL FANNIE MAE		519,224
Freddie Mac - 1.5%
4% 2/1/20 (b)	100,000	97,781
4.232% 1/1/35 (d)	2,285	2,303
4.364% 1/1/35 (d)	5,050	5,100
7% 9/1/06 to 7/1/13	2,138	2,254
7.5% 4/1/07 to 1/1/33	3,291	3,493
8.5% 6/1/13	4	4
TOTAL FREDDIE MAC		110,935
Government National Mortgage Association - 0.6%
7% 3/15/26 to 11/15/32	31,977	33,967
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
7.5% 3/15/28	$ 18	$ 20
8% 7/15/17 to 8/15/30	7,091	7,723
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		41,710
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $668,741)		671,869
Asset-Backed Securities - 8.2%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	9,488	9,361
ACE Securities Corp.:
Series 2003-HE1 Class A2, 2.94% 11/25/33 (d)	4,607	4,624
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (d)	2,700	2,700
Class M2, 3.63% 2/25/34 (d)	3,053	3,054
AESOP Funding II LLC Series 2002-1A Class A1, 3.85% 10/20/06 (a)	8,800	8,838
American Express Credit Account Master Trust:
Series 2004-1 Class B, 2.73% 9/15/11 (d)	7,275	7,308
Series 2004-C Class C, 2.98% 2/15/12 (a)(d)	13,575	13,600
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	5,009	5,060
Series 2002-EM Class A4A, 3.67% 6/8/09	6,800	6,820
Series 2003-BX Class A4B, 2.78% 1/6/10 (d)	5,175	5,201
Series 2004-1:
Class A3, 3.22% 7/6/08	5,110	5,099
Class B, 3.7% 1/6/09	865	862
Class C, 4.22% 7/6/09	925	926
Class D, 5.07% 7/6/10	6,515	6,611
Ameriquest Mortgage Securities, Inc.:
Series 2003-3 Class M1, 3.33% 3/25/33 (d)	8,015	8,055
Series 2004-R2:
Class M1, 2.96% 4/25/34 (d)	1,525	1,525
Class M2, 3.01% 4/25/34 (d)	1,175	1,175
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 2.86% 6/25/32 (d)	1,700	1,704
Argent Securities, Inc. Series 2004-W7:
Class M1, 3.08% 5/25/34 (d)	4,965	4,965
Class M2, 3.13% 5/25/34 (d)	4,035	4,035
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 2.84% 12/15/33 (d)	$ 7,993	$ 8,019
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.86% 12/15/09 (d)	6,625	6,661
Series 2002-C1 Class C1, 3.44% 12/15/09 (d)	9,450	9,576
Series 2004-B2 Class B2, 4.37% 4/15/12	23,000	23,209
Bayview Financial Asset Trust Series 2000-F Class A, 2.5% 9/28/43 (d)	10,810	10,828
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (d)	8,875	8,884
Capital One Auto Finance Trust Series 2002-C Class A4, 3.44% 6/15/09	8,000	8,004
Capital One Master Trust Series 2002-3A Class B, 4.55% 2/15/08	20,000	20,040
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.16% 7/15/08 (d)	15,625	15,659
Series 2003-B2 Class B2, 3.5% 2/17/09	9,305	9,297
Series 2003-B4 Class B4, 3.28% 7/15/11 (d)	8,520	8,680
Series 2004-6 Class B, 4.15% 7/16/12	13,275	13,172
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 3.73% 7/26/34 (d)	2,851	2,851
Chase Credit Card Master Trust Series 2003-6 Class B, 2.83% 2/15/11 (d)	12,685	12,796
Citibank Credit Card Issuance Trust:
Series 2002-C1 Class C1, 3.2% 2/9/09 (d)	15,900	16,116
Series 2003-C1 Class C1, 3.69% 4/7/10 (d)	25,180	25,792
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.03% 5/25/34 (d)	6,450	6,450
Series 2004-3 Class M1, 3.03% 6/25/34 (d)	1,800	1,802
CS First Boston Mortgage Securities Corp. Series 2004-FRE1 Class A2, 2.88% 4/25/34 (d)	6,340	6,340
Discover Card Master Trust I Series 2003-4 Class B1, 2.81% 5/16/11 (d)	10,685	10,752
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.21% 11/25/33 (d)	1,800	1,820
Class M2, 4.28% 11/25/33 (d)	1,000	1,031
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (d)	500	500
Class M4, 3.43% 3/25/34 (d)	375	375
Class M6, 3.78% 3/25/34 (d)	475	479
First USA Secured Note Trust Series 2001-3 Class C, 3.55% 11/19/08 (a)(d)	15,575	15,685
Fremont Home Loan Trust Series 2004-A:
Class M1, 3.08% 1/25/34 (d)	5,569	5,569
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust Series 2004-A: - continued
Class M2, 3.68% 1/25/34 (d)	$ 6,475	$ 6,475
GS Mortgage Securities Corp.:
Series 2002-HE Class M1, 3.75% 11/20/32 (d)	4,445	4,558
5.5% 11/25/32 (a)	1,320	1,320
GSAMP Trust Series 2004-FM2:
Class M1, 3.03% 1/25/34 (d)	4,250	4,250
Class M2, 3.63% 1/25/34 (d)	1,800	1,800
Class M3, 3.83% 1/25/34 (d)	1,800	1,800
Home Equity Asset Trust:
Series 2002-4 Class M2, 4.58% 3/25/33 (d)	2,300	2,339
Series 2003-2:
Class A2, 2.91% 8/25/33 (d)	1,019	1,023
Class M1, 3.41% 8/25/33 (d)	3,840	3,891
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (a)	342	342
Series 2003-5N Class A, 7.5% 1/27/34 (a)	158	159
Household Home Equity Loan Trust:
Series 2003-1 Class M, 3.13% 10/20/32 (d)	1,529	1,531
Series 2003-2 Class M, 3.08% 9/20/33 (d)	2,461	2,469
Series 2004-1 Class M, 3.02% 9/20/33 (d)	4,525	4,536
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 3.73% 9/15/09 (d)	8,265	8,319
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 3.06% 6/25/34 (d)	5,225	5,221
Class M2, 3.61% 6/25/34 (d)	3,400	3,433
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	15,000	15,372
Series 2002-B4 Class B4, 2.98% 3/15/10 (d)	6,335	6,395
Series 2003-B2 Class B2, 2.87% 10/15/10 (d)	1,805	1,819
Series 2003-B3 Class B3, 2.855% 1/18/11 (d)	8,830	8,879
Series 2003-B5 Class B5, 2.85% 2/15/11 (d)	12,980	13,093
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (d)	2,625	2,625
Class M2, 3.08% 7/25/34 (d)	450	450
Class M3, 3.48% 7/25/34 (d)	955	955
Class M4, 3.63% 7/25/34 (d)	650	650
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class M1, 3.23% 7/25/34 (d)	3,105	3,127
Series 2003-OPT1 Class M1, 3.18% 7/25/34 (d)	6,775	6,829
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 4.63% 11/25/32 (d)	3,485	3,605
Series 2003-HE1 Class M2, 4.43% 5/25/33 (d)	1,925	1,951
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC5 Class M2, 4.53% 4/25/33 (d)	$ 3,450	$ 3,511
Series 2003-NC7:
Class M1, 3.23% 6/25/33 (d)	2,655	2,668
Class M2, 4.38% 6/25/33 (d)	1,490	1,519
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.53% 1/25/32 (d)	6,606	6,652
Series 2002-NC3 Class A3, 2.87% 8/25/32 (d)	1,021	1,024
Series 2002-NC5 Class M3, 4.33% 10/25/32 (d)	1,355	1,387
Series 2003-NC2 Class M2, 4.53% 2/25/33 (d)	3,625	3,712
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(d)(f)	10,160	3,763
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	10,350	5,624
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.96% 1/25/33 (d)	2,483	2,486
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	12,395	12,312
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 2.95% 1/25/35 (d)	5,025	5,025
Prime Credit Card Master Trust Series 2000-1 Class A, 6.7% 10/15/09	21,250	21,809
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	5,259	5,141
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.89% 2/25/34 (d)	1,722	1,722
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (a)(d)	8,835	8,858
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.96% 9/25/34 (d)	5,807	5,837
Series 2004-1HE Class A1, 3.04% 2/25/35 (a)(d)	4,370	4,380
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	11,375	11,364
WFS Financial Owner Trust Series 2004-3 Class A4, 3.93% 2/17/12	13,280	13,281
TOTAL ASSET-BACKED SECURITIES (Cost $590,869)		593,201
Collateralized Mortgage Obligations - 2.2%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.2%
Adjustable Rate Mortgage Trust floater Series 2004-1 Class 9A2, 2.93% 1/25/34 (d)	$ 8,389	$ 8,396
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (d)	4,291	4,295
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (d)	6,736	6,739
Series 2003-TFLA Class F, 2.9433% 4/15/13 (a)(d)	5,095	5,092
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.25% 8/25/17 (d)	9,999	10,345
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (d)(f)	71,235	1,005
Series 2003-G Class XA1, 1% 1/25/29 (f)	63,362	931
Series 2003-H Class XA1, 1% 1/25/29 (a)(f)	55,200	819
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	8,086	8,265
Series 2004-SL2 Class A1, 6.5% 10/25/16	2,277	2,334
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 3.87% 6/10/35 (a)(d)	4,101	4,172
Class B4, 4.07% 6/10/35 (a)(d)	3,670	3,733
Class B5, 4.67% 6/10/35 (a)(d)	2,507	2,560
Class B6, 5.17% 6/10/35 (a)(d)	1,486	1,521
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 2.98% 6/25/33 (a)(d)	7,178	7,204
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	247,022	2,379
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34 (d)	13,520	13,510
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	2,029	2,109
Series 2004-RA2 Class 2A, 7% 7/25/33	3,485	3,587
TOTAL PRIVATE SPONSOR		88,996
U.S. Government Agency - 1.0%
Fannie Mae planned amortization class:
Series 1993-206 Class KA, 6.5% 12/25/22	978	978
Series 1994-63 Class PH, 7% 6/25/23	692	692
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2002-64 Class PC, 5.5% 12/25/26	5,303	5,356
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
Series 2002-73 Class QC, 5.5% 1/25/26	$ 13,146	$ 13,499
sequential pay Series 2002-36 Class VG, 6.5% 3/25/13	7,163	7,170
Freddie Mac sequential pay Series 2516 Class AH, 5% 1/15/16	3,035	3,076
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2425 Class JH, 6% 3/15/17	6,945	7,268
Series 2489 Class PD, 6% 2/15/31	11,077	11,262
Series 2702 Class WB, 5% 4/15/17	13,170	13,379
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8832% 10/16/23 (d)	1,895	2,020
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2002-47 Class VA, 6.5% 4/20/13	4,156	4,183
TOTAL U.S. GOVERNMENT AGENCY		68,883
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $158,251)		157,879
Commercial Mortgage Securities - 7.9%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	4,556	4,686
Series 1997-D5 Class PS1, 1.515% 2/14/43 (d)(f)	99,225	5,453
Banc of America Commercial Mortgage, Inc.:
sequential pay:
Series 2004-2 Class A3, 4.05% 11/10/38	6,527	6,439
Series 2004-4 Class A3, 4.128% 7/10/42	7,860	7,846
Series 2003-2 Class XP, 0.3742% 3/11/41 (a)(d)(f)	185,697	2,498
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 2.8% 11/15/15 (a)(d)	6,740	6,751
Class C, 2.95% 11/15/15 (a)(d)	1,385	1,392
Class D, 3.03% 11/15/15 (a)(d)	2,155	2,169
Class F, 3.38% 11/15/15 (a)(d)	1,535	1,548
Class H, 3.88% 11/15/15 (a)(d)	1,385	1,396
Class J, 4.43% 11/15/15 (a)(d)	1,430	1,443
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater Series 2003-BBA2: - continued
Class K, 5.08% 11/15/15 (a)(d)	$ 1,290	$ 1,302
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 2.89% 4/25/34 (a)(d)	8,607	8,581
Class B, 4.43% 4/25/34 (a)(d)	997	995
Class M1, 3.09% 4/25/34 (a)(d)	815	814
Class M2, 3.73% 4/25/34 (a)(d)	725	725
Series 2004-2:
Class A, 2.96% 8/25/34 (a)(d)	8,093	8,098
Class M1, 3.11% 8/25/34 (a)(d)	2,613	2,616
Series 2004-3:
Class A1, 2.9% 1/25/35 (a)(d)	8,986	8,990
Class A2, 2.95% 1/25/35 (a)(d)	1,241	1,242
Class M1, 3.03% 1/25/35 (a)(d)	1,539	1,539
Class M2, 3.53% 1/25/35 (a)(d)	993	993
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(f)	94,086	6,256
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-ESA Class A2, 2.79% 5/14/16 (a)(d)	7,760	7,780
Series 2003-PWR2 Class X2, 0.6524% 5/11/39 (a)(d)(f)	130,372	3,472
Series 2003-T12 Class X2, 0.7954% 8/13/39 (a)(d)(f)	129,875	3,509
Series 2004-ESA:
Class C, 4.937% 5/14/16 (a)	970	990
Class D, 4.986% 5/14/16 (a)	1,650	1,685
Class E, 5.064% 5/14/16 (a)	5,120	5,217
Class F, 5.182% 5/14/16 (a)	1,230	1,253
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6234% 5/15/35 (a)(d)(f)	123,351	7,007
Chase Commercial Mortgage Securities Corp.:
sequential pay Series 1999-2 Class A1, 7.032% 1/15/32	5,094	5,399
Series 1999-2:
Class E, 7.734% 1/15/32	4,010	4,486
Class F, 7.734% 1/15/32	2,170	2,390
COMM:
floater:
Series 2000-FL3A Class C, 3.24% 11/15/12 (a)(d)	475	475
Series 2002-FL7 Class D, 3.05% 11/15/14 (a)(d)	3,050	3,057
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM: - continued
Series 2003-FL9 Class B, 2.98% 11/15/15 (a)(d)	$ 9,199	$ 9,227
sequential pay Series 1999-1 Class A2, 6.455% 5/15/32	11,760	12,661
Series 2004-LBN2 Class X2, 1.1177% 3/10/39 (a)(d)(f)	20,913	874
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A2, 7.546% 11/17/32 (d)	11,450	12,905
Commercial Mortgage pass thru certificates:
floater:
Series 2004-CNL:
Class B, 2.88% 9/15/14 (a)(d)	2,290	2,292
Class D, 3.12% 9/15/14 (a)(d)	710	710
Class E, 3.18% 9/15/14 (a)(d)	960	961
Class F, 3.28% 9/15/14 (a)(d)	755	756
Class G, 3.46% 9/15/14 (a)(d)	1,725	1,728
Class H, 3.56% 9/15/14 (a)(d)	1,835	1,838
Class J, 4.08% 9/15/14 (a)(d)	630	631
Class K, 4.48% 9/15/14 (a)(d)	990	992
Class L, 4.68% 9/15/14 (a)(d)	795	795
Series 2004-HTL1:
Class B, 2.93% 7/15/16 (a)(d)	700	701
Class D, 3.03% 7/15/16 (a)(d)	1,590	1,591
Class E, 3.23% 7/15/16 (a)(d)	1,135	1,136
Class F, 3.28% 7/15/16 (a)(d)	1,200	1,201
Class H, 3.78% 7/15/16 (a)(d)	3,485	3,490
Class J, 3.93% 7/15/16 (a)(d)	1,340	1,342
Class K, 4.83% 7/15/16 (a)(d)	1,505	1,505
Series 2004-CNL Class X1, 2.2161% 9/15/14 (a)(d)(f)	128,590	3,253
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	5,394	5,539
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 3.04% 11/18/12 (a)(d)	4,615	4,633
Series 2003-TF2A:
Class A2, 2.8% 11/15/14 (a)(d)	12,150	12,162
Class C, 3.03% 11/15/14 (a)(d)	1,410	1,414
Class E, 3.43% 11/15/14 (a)(d)	1,130	1,140
Class H, 4.38% 11/15/14 (a)(d)	1,395	1,403
Class K, 5.58% 11/15/14 (a)(d)	2,090	2,107
Series 2004-HC1:
Class A2, 2.98% 12/15/21 (a)(d)	1,935	1,935
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.: - continued
Series 2004-HC1: - continued
Class B, 3.23% 12/15/21 (a)(d)	$ 5,040	$ 5,040
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	14,495	15,556
Series 1999-C1 Class A2, 7.29% 9/15/41	11,400	12,743
Series 2001-CK3 Class A2, 6.04% 6/15/34	11,900	12,185
Series 2001-CKN5 Class AX, 0.9879% 9/15/34 (a)(d)(f)	115,379	7,568
Series 2003-C4 Class ASP, 0.5053% 8/15/36 (a)(d)(f)	106,727	2,073
Series 2003-TFLA Class G, 2.9433% 4/15/13 (a)(d)	2,630	2,557
Series 2004-C1 Class ASP, 1.0446% 1/15/37 (a)(d)(f)	102,870	4,029
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	11,355	12,431
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	7,352	7,576
Equitable Life Assurance Society of the United States sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	6,000	6,258
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	5,584	5,918
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5256% 5/15/33 (a)(d)(f)	94,068	3,687
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	7,023	7,167
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2003-87 Class C, 5.2314% 8/16/32 (d)	13,150	13,726
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-47 Class C, 4.227% 10/16/27	15,894	15,777
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	6,867	7,278
Series 2003-C3 Class X2, 0.8015% 12/10/38 (a)(d)(f)	123,678	3,863
Series 2004-C3 Class X2, 0.749% 12/10/41 (d)(f)	71,705	2,460
Greenwich Capital Commercial Funding Corp.:
Series 2003-C1 Class XP, 2.1681% 7/5/35 (a)(d)(f)	79,984	6,281
Series 2003-C2 Class XP, 1.1438% 1/5/36 (a)(d)(f)	141,969	6,216
Series 2005-GG3 Class XP, 0.8016% 8/10/42 (b)(f)	324,745	13,121
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	$ 7,850	$ 8,790
Series 2003-C1 Class A2A, 3.59% 1/10/40	10,690	10,615
Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	4,130	4,621
Series 2004-C1 Class X2, 1.0218% 10/10/28 (a)(d)(f)	80,595	2,743
Host Marriot Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (a)	4,681	4,998
Class B, 7.3% 8/3/15 (a)	2,810	3,149
Class D, 7.97% 8/3/15 (a)	2,310	2,594
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1333% 1/15/38 (a)(d)(f)	26,465	1,155
Series 2004-CB8 Class X2, 1.2164% 1/12/39 (a)(d)(f)	32,430	1,596
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	10,855	12,568
Series 2003-C3 Class A2, 3.086% 5/15/27	9,205	8,956
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(f)	69,200	3,384
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (a)	5,000	4,799
Lehman Brothers Floating Rate Commercial Mortgage Trust Series 2003-LLFA Class K1, 5% 12/16/14 (a)(d)	4,035	4,073
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1997-HF1 Class A2, 7.27% 7/15/29 (a)	1,515	1,550
Series 1998-HF2 Class A2, 6.48% 11/15/30	6,110	6,549
Series 2003-IQ5 Class X2, 1.1282% 4/15/38 (a)(d)(f)	59,540	2,495
Series 2003-IQ6 Class X2, 0.6298% 12/15/41 (a)(d)(f)	101,370	3,099
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 4.55% 8/5/14 (a)(d)	6,590	6,590
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	7,442	7,915
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	10,000	10,681
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	11,242	12,409
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	$ 5,000	$ 5,303
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	13,990	14,740
Class E3, 7.253% 3/15/13 (a)	5,845	6,189
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	13,550	13,612
Series 2005-C16 Class A2, 4.38% 10/15/41	9,160	9,208
Series 2003-C8 Class XP, 0.718% 11/15/35 (a)(d)(f)	77,428	1,807
Series 2003-C9 Class XP, 0.7066% 12/15/35 (a)(d)(f)	52,406	1,340
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $568,786)		572,452
Foreign Government and Government Agency Obligations - 1.8%

Chilean Republic:
5.625% 7/23/07	8,705	9,070
7.125% 1/11/12	11,436	13,149
Italian Republic 4.5% 1/21/15	31,520	31,510
Korean Republic 4.875% 9/22/14	10,580	10,604
Manitoba Province yankee 5.5% 10/1/08	15,000	15,813
Saskatchewan Province 7.125% 3/15/08	4,800	5,237
State of Israel 4.625% 6/15/13	2,440	2,381
United Mexican States:
4.625% 10/8/08	12,315	12,438
5.875% 1/15/14	11,700	12,110
6.375% 1/16/13	7,820	8,375
8% 9/24/22	8,000	9,468
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $125,459)		130,155
Supranational Obligations - 0.2%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $10,366)	10,460	11,779
Fixed-Income Funds - 11.2%
	Shares	Value (000s)
Fidelity Ultra-Short Central Fund (e) (Cost $807,620)	8,130,819	$ 809,260
Cash Equivalents - 3.6%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (Cost $256,104)	$ 256,122	256,104
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $7,273,359)		7,364,658
NET OTHER ASSETS - (2.0)%		(144,328)
NET ASSETS - 100%		$ 7,220,330
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 7,800	$ 21
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	3,275	9
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	5,700	18
Receive quarterly notional amount multiplied by .75% and pay Bank of America upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	5,000	50
Receive quarterly notional amount multiplied by .8% and pay Morgan Stanley, Inc. upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	10,000	143
Receive quarterly notional amount multiplied by .87% and pay Merrill Lynch, Inc. upon default of Raytheon Co., par value of the notional amount of Raytheon Co. 5.375% 4/1/13	June 2008	5,000	88
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	5,000	225
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	5,000	225
TOTAL CREDIT DEFAULT SWAP		46,775	779
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.524% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	May 2007	$ 22,000	$ (24)
Recieve quarterly a fixed rate equal to 2.83852% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2006	355,000	(4,048)
TOTAL INTEREST RATE SWAP		377,000	(4,072)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	30,000	389
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	April 2005	30,875	110
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	10,790	30
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	27,060	81
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	March 2005	60,000	581
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	May 2005	$ 15,000	$ 129
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	32,710	(78)
TOTAL TOTAL RETURN SWAP		206,435	1,242
		$ 630,210	$ (2,051)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $622,692,000 or 8.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,621,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A listing of the top fifty securities and derivatives for Fidelity's Fixed-Income Central Fund is provided at the end of this report. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,274,637,000. Net unrealized appreciation aggregated $90,021,000, of which $113,900,000 related to appreciated investment securities and $23,879,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

January 31, 2005 (Unaudited)

Fidelity Ultra-Short Central Fund

Top Fifty Securities and Derivatives
	Maturity Amount		% of Fund's Net Assets
Investments in repurchase agreements: (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05)	$ 1,484,022,606	$ 1,483,919,000	25.5
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172	4.6
	Principal Amount
Federal Home Loan Bank 1.265% 3/15/05	$ 200,000,000	199,659,389	3.4
Fannie Mae 1.55% 5/4/05	90,000,000	89,739,000	1.6
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,715,960	1.5
Fannie Mae 1.8% 5/27/05	60,000,000	59,827,740	1.0
Bank One Issuance Trust Series 2002-C2 Class C2, 3.47% 5/15/08	35,785,000	35,935,193	0.6
Fannie Mae 6.25% 3/22/12	34,005,000	34,173,325	0.6
Sears Credit Account Master Trust II Series 2002-4 Class B, 2.905% 8/18/09	33,300,000	33,344,289	0.6
Discover Card Master Trust I Series 2002-1 Class B, 2.88% 7/15/07	30,637,000	30,634,574	0.5
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09	30,353,000	30,462,611	0.5
Series 2001-B1 Class B1, 2.855% 10/15/08	30,000,000	30,069,528	0.5
Sears Credit Account Master Trust II:
Series 2002-5 Class B, 3.73% 11/17/09	30,000,000	30,052,917	0.5
Series 2002-4 Class A, 2.61% 8/18/09	27,000,000	27,016,246	0.5
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34	25,918,906	25,962,033	0.5
Amortizing Residential Collateral Trust Series 2002-BC6 Class M1, 3.28% 8/25/32	24,900,000	25,084,701	0.4
AmeriCredit Automobile Receivables Trust Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038	0.4
Citibank Credit Card Issuance Trust Series 2003-B1 Class B1, 2.74% 3/7/08	25,000,000	25,042,223	0.4
Holmes Financing No. 8 PLC floater Series 2 Class A, 2.72% 4/15/11	25,000,000	24,990,235	0.4
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12	24,300,000	24,359,824	0.4
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35	23,650,000	23,650,000	0.4
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
ACE Securities Corp. Series 2002-HE2 Class M1, 3.38% 8/25/32	$ 21,525,000	$ 21,644,195	0.4
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 2.89% 6/25/34	23,589,523	23,588,502	0.4
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08	22,589,000	22,663,483	0.4
Holmes Financing No. 8 PLC floater Series 1 Class C, 3.26% 7/15/40	22,640,000	22,647,075	0.4
CDC Mortgage Capital Trust Series 2002-HE3 Class M1, 3.63% 3/25/33	21,499,948	21,961,275	0.4
Bank One Issuance Trust Series 2002-B1 Class B1, 2.86% 12/15/09	20,655,000	20,765,926	0.4
Argent Securities, Inc. Series 2003-W3 Class M2, 4.33% 9/25/33	20,000,000	20,687,082	0.4
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 2.86% 10/15/09	20,000,000	20,111,192	0.3
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34	19,880,000	20,064,387	0.3
MBNA Master Credit Card Trust II Series 1998-G Class B, 2.88% 2/17/09	20,000,000	20,060,062	0.3
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12	20,000,000	20,037,482	0.3
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07	19,600,000	19,698,284	0.3
Long Beach Mortgage Loan Trust Series 2003-2 Class M1, 3.35% 6/25/33	19,500,000	19,690,182	0.3
Capital One Master Trust Series 2001-1 Class B, 2.99% 12/15/10	19,500,000	19,671,680	0.3
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288	0.3
Nissan Auto Lease Trust Series 2003-A Class A3A, 2.62% 6/15/09	18,550,330	18,571,028	0.3
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 3.69% 4/7/10	17,785,000	18,217,047	0.3
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09	18,000,000	18,020,322	0.3
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09	17,947,151	18,005,482	0.3
Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.16% 7/15/08	17,705,000	17,743,951	0.3
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09	17,500,000	17,737,743	0.3
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34	$ 17,715,665	$ 17,702,403	0.3
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.31% 10/15/07	17,500,000	17,538,220	0.3
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765	0.3
AmeriCredit Automobile Receivables Trust Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151	0.3
Liberty Media Corp. 3.99% 9/17/06	17,000,000	17,198,730	0.3
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557	0.3
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-C Class A2, 3.07% 7/25/29	16,713,022	16,676,810	0.3
Countrywide Home Loans, Inc. floater Series 2005-1 Class 2A1, 2.84% 3/25/35	16,450,000	16,450,000	0.3
Top Fifty securities as a percentage of the Fund's net assets - 54.2%
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)
Swap Agreements
		Notional Amount		Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

January 31, 2005

LCS-QTLY-0305

1.813034.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Hotels, Restaurants & Leisure - 1.0%
Hilton Group PLC	292,003	$ 1,625
McDonald's Corp.	80,700	2,614
Rank Group PLC	463,612	2,340
		6,579
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	41,000	3,342
Leisure Equipment & Products - 0.4%
Brunswick Corp.	57,200	2,638
Media - 6.6%
Antena 3 Television SA (a)	13,160	1,008
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	70,424	3,009
Citadel Broadcasting Corp. (a)	143,200	2,006
Comcast Corp. Class A (special) (a)	93,200	2,946
Time Warner, Inc. (a)	736,600	13,259
Vivendi Universal SA sponsored ADR (a)	96,000	3,037
Walt Disney Co.	607,890	17,404
		42,669
Multiline Retail - 0.0%
Tuesday Morning Corp. (a)	8,400	241
Specialty Retail - 1.7%
Gap, Inc.	67,900	1,494
Home Depot, Inc.	236,000	9,737
		11,231
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. Class B	65,800	5,700
Polo Ralph Lauren Corp. Class A	111,500	4,343
		10,043
TOTAL CONSUMER DISCRETIONARY		76,743
CONSUMER STAPLES - 8.4%
Beverages - 1.2%
PepsiCo, Inc.	82,600	4,436
The Coca-Cola Co.	91,200	3,784
		8,220
Food & Staples Retailing - 2.7%
Safeway, Inc. (a)	191,200	3,604
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	190,600	$ 9,987
Walgreen Co.	96,500	4,112
		17,703
Food Products - 1.1%
General Mills, Inc.	70,600	3,741
Kellogg Co.	73,000	3,259
		7,000
Household Products - 1.0%
Procter & Gamble Co.	119,800	6,377
Personal Products - 2.4%
Alberto-Culver Co.	155,300	8,425
Gillette Co.	137,000	6,949
		15,374
TOTAL CONSUMER STAPLES		54,674
ENERGY - 6.4%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	66,700	2,888
Schlumberger Ltd. (NY Shares)	183,300	12,472
		15,360
Oil & Gas - 4.0%
ChevronTexaco Corp.	119,600	6,506
Exxon Mobil Corp.	224,300	11,574
Occidental Petroleum Corp.	57,500	3,357
Valero Energy Corp.	89,700	4,667
		26,104
TOTAL ENERGY		41,464
FINANCIALS - 14.2%
Capital Markets - 2.8%
Ameritrade Holding Corp. (a)	130,600	1,689
Bank of New York Co., Inc.	60,600	1,800
Charles Schwab Corp.	206,500	2,321
Knight Trading Group, Inc. (a)	126,200	1,251
Morgan Stanley	198,800	11,125
		18,186
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 2.9%
Bank of America Corp.	159,300	$ 7,387
Wachovia Corp.	110,500	6,061
Wells Fargo & Co.	91,700	5,621
		19,069
Consumer Finance - 3.1%
American Express Co.	296,230	15,804
MBNA Corp.	163,500	4,346
		20,150
Diversified Financial Services - 2.4%
Citigroup, Inc.	166,100	8,147
Deutsche Boerse AG	49,139	3,055
J.P. Morgan Chase & Co.	111,740	4,171
		15,373
Insurance - 3.0%
AFLAC, Inc.	40,300	1,592
AMBAC Financial Group, Inc.	54,200	4,167
American International Group, Inc.	204,212	13,537
		19,296
TOTAL FINANCIALS		92,074
HEALTH CARE - 11.6%
Biotechnology - 2.7%
Biogen Idec, Inc. (a)	109,500	7,113
Cephalon, Inc. (a)	94,000	4,625
Genentech, Inc. (a)	22,400	1,069
Genzyme Corp. - General Division (a)	39,700	2,311
Protein Design Labs, Inc. (a)	129,300	2,608
		17,726
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	40,900	1,381
Medtronic, Inc.	132,200	6,939
		8,320
Health Care Providers & Services - 0.9%
UnitedHealth Group, Inc.	63,000	5,601
Pharmaceuticals - 6.7%
Abbott Laboratories	156,000	7,023
Allergan, Inc.	60,200	4,572
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	118,500	$ 7,667
Merck & Co., Inc.	92,740	2,601
Pfizer, Inc.	371,678	8,980
Roche Holding AG (participation certificate)	62,462	6,651
Schering-Plough Corp.	185,300	3,439
Wyeth	68,300	2,707
		43,640
TOTAL HEALTH CARE		75,287
INDUSTRIALS - 17.7%
Aerospace & Defense - 5.1%
Armor Holdings, Inc. (a)	61,600	2,709
Honeywell International, Inc.	288,200	10,369
L-3 Communications Holdings, Inc.	34,600	2,471
Precision Castparts Corp.	29,400	2,067
The Boeing Co.	139,700	7,069
United Technologies Corp.	82,060	8,262
		32,947
Air Freight & Logistics - 0.3%
Ryder System, Inc.	41,900	1,909
Airlines - 0.3%
Southwest Airlines Co.	146,900	2,127
Building Products - 0.8%
American Standard Companies, Inc. (a)	121,000	4,845
Commercial Services & Supplies - 0.6%
Monster Worldwide, Inc. (a)	133,400	4,174
Industrial Conglomerates - 5.1%
General Electric Co.	558,940	20,195
Tyco International Ltd.	364,900	13,187
		33,382
Machinery - 3.4%
AGCO Corp. (a)	133,100	2,733
Caterpillar, Inc.	105,200	9,373
Deere & Co.	65,800	4,568
Graco, Inc.	122,325	4,361
Timken Co.	36,300	935
		21,970
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.1%
Alexander & Baldwin, Inc.	13,400	$ 616
Road & Rail - 1.3%
Norfolk Southern Corp.	246,000	8,590
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. Class A	46,300	1,603
W.W. Grainger, Inc.	45,200	2,767
		4,370
TOTAL INDUSTRIALS		114,930
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	637,380	11,498
Juniper Networks, Inc. (a)	131,500	3,305
QUALCOMM, Inc.	110,300	4,108
		18,911
Computers & Peripherals - 4.7%
Apple Computer, Inc. (a)	72,300	5,560
Dell, Inc. (a)	332,100	13,868
EMC Corp. (a)	394,600	5,169
International Business Machines Corp.	63,200	5,904
		30,501
Electronic Equipment & Instruments - 1.6%
CDW Corp.	26,600	1,556
Hon Hai Precision Industries Co. Ltd.	481,949	2,117
Molex, Inc.	77,322	2,221
Solectron Corp. (a)	551,400	2,740
Vishay Intertechnology, Inc. (a)	132,600	1,733
		10,367
Internet Software & Services - 1.7%
CNET Networks, Inc. (a)	194,500	2,140
Yahoo!, Inc. (a)	257,600	9,070
		11,210
IT Services - 0.6%
DST Systems, Inc. (a)	76,400	3,704
Semiconductors & Semiconductor Equipment - 5.1%
Altera Corp. (a)	170,500	3,274
Analog Devices, Inc.	167,400	6,008
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc. (a)	86,600	$ 1,377
Intel Corp.	475,300	10,670
KLA-Tencor Corp. (a)	31,500	1,457
Marvell Technology Group Ltd. (a)	150,900	5,048
Texas Instruments, Inc.	81,400	1,889
Tokyo Electron Ltd.	31,500	1,836
Xilinx, Inc.	54,700	1,597
		33,156
Software - 4.3%
Ascential Software Corp. (a)	148,950	2,131
Microsoft Corp.	859,002	22,575
Oracle Corp. (a)	260,700	3,590
		28,296
TOTAL INFORMATION TECHNOLOGY		136,145
MATERIALS - 1.8%
Chemicals - 1.5%
Monsanto Co.	189,200	10,241
Metals & Mining - 0.3%
Newmont Mining Corp.	43,500	1,809
TOTAL MATERIALS		12,050
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.0%
Philippine Long Distance Telephone Co. sponsored ADR (a)	77,100	2,005
PT Indosat Tbk ADR	94,800	2,953
PT Telkomunikasi Indonesia Tbk sponsored ADR	156,900	3,256
SBC Communications, Inc.	128,200	3,046
Verizon Communications, Inc.	222,400	7,915
		19,175
Wireless Telecommunication Services - 1.3%
Nextel Communications, Inc. Class A (a)	173,000	4,963
Nextel Partners, Inc. Class A (a)	187,600	3,731
		8,694
TOTAL TELECOMMUNICATION SERVICES		27,869
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	67,900	$ 3,005
TOTAL COMMON STOCKS (Cost $578,525)		634,241
Money Market Funds - 11.1%

Fidelity Cash Central Fund, 2.31% (b)	72,097,340	72,097
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	99,200	99
TOTAL MONEY MARKET FUNDS (Cost $72,196)		72,196
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $650,721)		706,437
NET OTHER ASSETS - (8.7)%		(56,394)
NET ASSETS - 100%		$ 650,043
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $658,164,000. Net unrealized appreciation aggregated $48,273,000, of which $85,225,000 related to appreciated investment securities and $36,952,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

January 31, 2005

MCS-QTLY-0305

1.813018.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Distributors - 0.5%
WESCO International, Inc. (a)	1,388,300	$ 46,911
Hotels, Restaurants & Leisure - 1.9%
International Game Technology	1,876,500	58,734
McCormick & Schmick Seafood Restaurants	75,000	1,096
Penn National Gaming, Inc. (a)	478,600	31,391
Royal Caribbean Cruises Ltd.	755,700	40,052
Wendy's International, Inc.	755,600	29,635
		160,908
Household Durables - 3.2%
Harman International Industries, Inc.	552,000	67,151
KB Home	437,900	47,578
LG Electronics, Inc.	871,030	59,907
Toll Brothers, Inc. (a)	1,252,400	97,775
		272,411
Internet & Catalog Retail - 0.2%
Blue Nile, Inc.	640,100	17,923
Media - 4.7%
Clear Channel Communications, Inc.	1,851,600	60,047
Emmis Communications Corp. Class A (a)	162,285	2,851
Getty Images, Inc. (a)	1,086,900	75,757
JC Decaux SA (a)	3,047,262	81,462
Lamar Advertising Co. Class A (a)	2,588,500	111,254
Univision Communications, Inc. Class A (a)	1,446,918	39,515
XM Satellite Radio Holdings, Inc. Class A (a)	1,090,924	34,811
		405,697
Specialty Retail - 2.8%
American Eagle Outfitters, Inc.	597,600	30,358
Chico's FAS, Inc. (a)	1,154,900	60,840
Sports Authority, Inc. (a)	1,173,500	29,772
Staples, Inc.	1,770,800	57,976
Tiffany & Co., Inc.	1,391,400	43,732
Urban Outfitters, Inc. (a)	498,400	20,968
		243,646
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	1,143,700	64,162
TOTAL CONSUMER DISCRETIONARY		1,211,658
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 0.4%
United Natural Foods, Inc. (a)	970,162	$ 30,667
Food Products - 1.7%
Archer-Daniels-Midland Co.	2,290,400	55,428
Bunge Ltd.	1,034,600	58,496
Dean Foods Co. (a)	869,300	30,625
		144,549
Household Products - 0.3%
Rayovac Corp. (a)	763,400	28,681
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	1,609,900	72,671
TOTAL CONSUMER STAPLES		276,568
ENERGY - 7.6%
Energy Equipment & Services - 4.7%
National-Oilwell, Inc. (a)	624,003	23,013
Noble Corp.	1,662,500	88,694
Pride International, Inc. (a)	2,806,037	65,633
Smith International, Inc. (a)	338,800	20,057
Transocean, Inc. (a)	2,140,500	94,182
Varco International, Inc. (a)	1,706,000	52,221
Weatherford International Ltd. (a)	1,156,614	62,769
		406,569
Oil & Gas - 2.9%
Frontline Ltd. (NY Shares)	1,189,000	60,342
General Maritime Corp. (a)	727,300	33,383
OMI Corp.	632,600	11,071
Overseas Shipholding Group, Inc.	507,300	28,312
Teekay Shipping Corp.	671,500	29,794
Valero Energy Corp.	1,698,800	88,389
		251,291
TOTAL ENERGY		657,860
FINANCIALS - 7.4%
Capital Markets - 2.1%
Ameritrade Holding Corp. (a)	7,054,200	91,211
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	6,391,700	$ 87,886
SEI Investments Co.	49,868	1,863
		180,960
Commercial Banks - 2.7%
Cathay General Bancorp	126	5
East West Bancorp, Inc.	721,570	28,098
Hibernia Corp. Class A	1,042,900	27,449
North Fork Bancorp, Inc., New York	2,897,171	83,149
Silicon Valley Bancshares (a)	554,850	24,214
Southwest Bancorp of Texas, Inc.	1,007,900	19,926
UCBH Holdings, Inc.	355,430	15,664
Wintrust Financial Corp.	629,100	34,902
		233,407
Consumer Finance - 0.4%
First Marblehead Corp. (a)	564,400	36,308
Insurance - 1.0%
AMBAC Financial Group, Inc.	757,100	58,206
W.R. Berkley Corp.	605,400	28,878
		87,084
Thrifts & Mortgage Finance - 1.2%
Independence Community Bank Corp.	738,500	29,023
New York Community Bancorp, Inc.	170,500	3,040
Sovereign Bancorp, Inc.	2,131,800	48,477
W Holding Co., Inc.	1,480,956	19,312
		99,852
TOTAL FINANCIALS		637,611
HEALTH CARE - 14.0%
Biotechnology - 4.4%
Alnylam Pharmaceuticals, Inc.	639,800	4,479
Celgene Corp. (a)	1,671,074	45,687
Gen-Probe, Inc. (a)	632,800	30,887
Genentech, Inc. (a)	1,205,200	57,500
MedImmune, Inc. (a)	2,383,500	56,382
Millennium Pharmaceuticals, Inc. (a)	5,997,600	55,238
Momenta Pharmaceuticals, Inc.	66,700	472
Nuvelo, Inc. (a)	43,000	340
ONYX Pharmaceuticals, Inc. (a)	1,459,400	42,381
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
OSI Pharmaceuticals, Inc. (a)	592,700	$ 38,585
QIAGEN NV (a)	4,157,877	44,739
		376,690
Health Care Equipment & Supplies - 5.8%
Baxter International, Inc.	818,300	27,626
Beckman Coulter, Inc.	804,500	53,902
Cooper Companies, Inc.	340,200	26,093
Cyberonics, Inc. (a)(d)	2,077,600	52,293
Cytyc Corp. (a)	813,073	20,367
Dade Behring Holdings, Inc. (a)	509,900	29,141
DENTSPLY International, Inc.	535,000	29,997
Fisher Scientific International, Inc. (a)	1,403,216	88,613
Kinetic Concepts, Inc.	1,335,400	86,801
St. Jude Medical, Inc. (a)	742,500	29,165
Waters Corp. (a)	1,104,200	54,194
		498,192
Health Care Providers & Services - 2.7%
Henry Schein, Inc. (a)	629,700	42,857
Humana, Inc. (a)	905,100	31,018
Omnicare, Inc.	1,247,600	38,364
PacifiCare Health Systems, Inc. (a)	528,952	32,546
Patterson Companies, Inc. (a)	654,218	30,473
Pharmaceutical Product Development, Inc. (a)	1,397,300	57,918
		233,176
Pharmaceuticals - 1.1%
Atherogenics, Inc. (a)	185,000	3,432
Auxilium Pharmaceuticals, Inc.	436,000	3,061
Elan Corp. PLC sponsored ADR (a)	3,290,300	88,608
		95,101
TOTAL HEALTH CARE		1,203,159
INDUSTRIALS - 9.8%
Aerospace & Defense - 3.0%
L-3 Communications Holdings, Inc.	877,591	62,669
Precision Castparts Corp.	1,405,600	98,814
Rockwell Collins, Inc.	2,315,300	99,326
		260,809
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	509,500	$ 28,603
UTI Worldwide, Inc.	419,200	28,874
		57,477
Airlines - 0.2%
JetBlue Airways Corp. (a)	383,645	7,592
Northwest Airlines Corp. (a)	1,275,000	9,422
		17,014
Commercial Services & Supplies - 1.0%
Career Education Corp. (a)	603,974	24,334
Cintas Corp.	1,305,500	56,789
		81,123
Electrical Equipment - 0.4%
AMETEK, Inc.	825,500	31,534
Machinery - 1.7%
Kennametal, Inc.	1,363	67
Pentair, Inc.	2,048,200	90,776
Timken Co.	1,073,400	27,651
Toro Co.	354,300	29,495
		147,989
Road & Rail - 2.1%
Burlington Northern Santa Fe Corp.	1,563,300	75,320
Landstar System, Inc. (a)	523,698	18,214
Norfolk Southern Corp.	2,542,400	88,781
		182,315
Trading Companies & Distributors - 0.7%
Fastenal Co.	478,800	28,790
MSC Industrial Direct Co., Inc. Class A	916,000	31,712
		60,502
TOTAL INDUSTRIALS		838,763
INFORMATION TECHNOLOGY - 30.5%
Communications Equipment - 6.9%
Alcatel SA sponsored ADR (a)	9,547,500	136,720
CIENA Corp. (a)	10,341,300	26,370
Comverse Technology, Inc. (a)	7,312,100	163,425
Juniper Networks, Inc. (a)	4,571,000	114,869
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	8,145,300	$ 128,207
Plantronics, Inc.	700,600	26,069
		595,660
Computers & Peripherals - 1.8%
Diebold, Inc.	1,582,100	85,180
Electronics for Imaging, Inc. (a)	2,122,899	36,089
Western Digital Corp. (a)	2,830,200	30,481
		151,750
Electronic Equipment & Instruments - 5.4%
Amphenol Corp. Class A	1,871,000	73,586
Arrow Electronics, Inc. (a)	1,297,287	30,629
CDW Corp.	737,000	43,115
Celestica, Inc. (sub. vtg.) (a)	4,423,900	57,569
Flextronics International Ltd. (a)	10,118,400	143,175
Solectron Corp. (a)	17,034,500	84,661
Tech Data Corp. (a)	680,300	28,593
		461,328
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	4,630,200	60,656
CNET Networks, Inc. (a)	2,874,500	31,620
Homestore, Inc. (a)(d)	14,672,099	34,626
Lastminute.com PLC (a)(d)	22,546,240	47,347
NetRatings, Inc. (a)	1,073,000	19,582
Yahoo!, Inc. (a)	377,600	13,295
		207,126
IT Services - 1.5%
Affiliated Computer Services, Inc. Class A (a)	838,500	45,438
Cognizant Technology Solutions Corp. Class A (a)	1,190,600	45,124
Sapient Corp. (a)	1,108,600	8,736
Telvent GIT SA (d)	2,646,900	27,554
		126,852
Office Electronics - 0.7%
Zebra Technologies Corp. Class A (a)	1,108,425	56,452
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices, Inc. (a)	1,911,900	30,208
Altera Corp. (a)	192,000	3,686
Cascade Microtech, Inc.	487,644	5,169
FormFactor, Inc. (a)	1,484,700	33,807
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
Class A	445,600	$ 7,620
Class B (a)	477,300	8,338
International Rectifier Corp. (a)	761,700	29,821
Lam Research Corp. (a)	2,043,300	54,679
Marvell Technology Group Ltd. (a)	1,686,400	56,410
Microchip Technology, Inc.	4,711,242	122,728
ON Semiconductor Corp. (a)	6,778,050	24,808
PMC-Sierra, Inc. (a)	997,300	10,252
Samsung Electronics Co. Ltd.	208,310	100,451
Sigmatel, Inc. (a)	544,352	21,453
Silicon Laboratories, Inc. (a)	1,155,800	39,413
Varian Semiconductor Equipment Associates, Inc. (a)	918,336	31,481
		580,324
Software - 5.1%
Amdocs Ltd. (a)	2,795,600	83,169
BEA Systems, Inc. (a)	5,424,000	46,212
Cognos, Inc. (a)	1,065,300	43,992
Dassault Systemes SA sponsored ADR	446,500	20,740
FileNET Corp. (a)(d)	2,623,589	58,637
Hyperion Solutions Corp. (a)	616,300	29,607
NAVTEQ Corp.	732,800	28,059
Siebel Systems, Inc. (a)	4,794,900	41,764
Symantec Corp. (a)	1,185,268	27,676
TIBCO Software, Inc. (a)	5,346,200	58,755
		438,611
TOTAL INFORMATION TECHNOLOGY		2,618,103
MATERIALS - 8.7%
Chemicals - 5.7%
Agrium, Inc.	2,899,400	47,099
Cytec Industries, Inc.	416,737	21,254
Monsanto Co.	4,029,500	218,119
Mosaic Co. (a)	909,300	15,003
NOVA Chemicals Corp.	659,600	29,753
Potash Corp. of Saskatchewan	1,686,700	136,928
Valspar Corp.	425,500	20,850
		489,006
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.8%
Vulcan Materials Co.	1,250,000	$ 70,600
Containers & Packaging - 1.0%
Packaging Corp. of America	1,316,900	29,380
Temple-Inland, Inc.	912,300	58,022
		87,402
Metals & Mining - 1.2%
Peabody Energy Corp.	1,155,200	97,903
TOTAL MATERIALS		744,911
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.2%
Qwest Communications International, Inc. (a)	17,485,800	73,440
Time Warner Telecom, Inc. Class A (a)(d)	7,478,122	26,099
		99,539
Wireless Telecommunication Services - 2.3%
Nextel Communications, Inc. Class A (a)	4,173,900	119,749
Nextel Partners, Inc. Class A (a)	1,532,400	30,479
NII Holdings, Inc. (a)	963,235	51,822
		202,050
TOTAL TELECOMMUNICATION SERVICES		301,589
TOTAL COMMON STOCKS (Cost $7,859,553)		8,490,222
Money Market Funds - 2.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.31% (b)	179,502,314	$ 179,502
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	33,677,575	33,678
TOTAL MONEY MARKET FUNDS (Cost $213,180)		213,180
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $8,072,733)		8,703,402
NET OTHER ASSETS - (1.3)%		(109,446)
NET ASSETS - 100%		$ 8,593,956
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ -	$ 7,000	$ 4,950	$ -	$ -
Alnylam Pharmaceuticals, Inc.	-	6,309	3,389	-	-
Axcelis Technologies, Inc.	46,253	30,379	57,639	-	-
Cyberonics, Inc.	-	49,637	-	-	52,293
FileNET Corp.	33,809	31,869	-	-	58,637
Homestore, Inc.	-	35,800	-	-	34,626
Internet Security Systems, Inc.	41,603	671	60,227	-	-
Lastminute.com PLC	-	24,481	21,205	-	47,347
Telvent GIT SA	-	27,429	-	-	27,554
Time Warner Telecom, Inc. Class A	-	28,716	-	-	26,099
Varian Semiconductor Equipment Associates, Inc.	47,883	59,659	79,912	-	-
Total	$ 169,548	$ 301,950	$ 227,322	$ -	$ 246,556
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $8,097,338,000. Net unrealized appreciation aggregated $606,064,000, of which $884,517,000 related to appreciated investment securities and $278,453,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

January 31, 2005

SLC-QTLY-0305

1.813072.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 0.5%
Amerigon, Inc. (a)(d)	1,099,424	$ 5,101
Midas, Inc. (a)(d)	808,900	16,210
		21,311
Distributors - 0.4%
WESCO International, Inc. (a)	500,000	16,895
Hotels, Restaurants & Leisure - 2.3%
Buffalo Wild Wings, Inc. (a)	112,700	4,563
Domino's Pizza UK & IRL PLC	2,705,830	11,339
Famous Dave's of America, Inc. (a)(d)	1,111,258	13,224
Friendly Ice Cream Corp. (a)	324,500	2,833
LA Fitness PLC	1,409,423	6,703
London Clubs International PLC (a)	3,471,100	7,649
Paddy Power PLC	800,000	12,200
Penn National Gaming, Inc. (a)	233,129	15,291
Six Flags, Inc. (a)	2,361,400	10,107
Ultimate Leisure Group PLC (d)	1,906,505	12,639
		96,548
Household Durables - 0.4%
Interface, Inc. Class A (a)	1,399,166	13,194
Lifetime Hoan Corp.	128,080	1,929
		15,123
Internet & Catalog Retail - 0.3%
Collegiate Pacific, Inc. (d)	573,200	7,515
Sportsmans Guide, Inc. (a)	117,800	2,797
		10,312
Leisure Equipment & Products - 0.7%
Boyds Collection, Ltd. (a)	133,500	659
JAKKS Pacific, Inc. (a)	853,722	18,628
Jumbo SA	956,580	8,329
		27,616
Media - 2.8%
4Kids Entertainment, Inc. (a)	69,900	1,288
ADVO, Inc.	86,000	3,163
Emmis Communications Corp. Class A (a)	836,845	14,703
Harris Interactive, Inc. (a)	1,368,100	10,206
Independent News & Media PLC (Ireland)	7,456,316	21,381
Maiden Group PLC	1,000,000	4,191
Modern Times Group AB (MTG) (B Shares) (a)	605,000	16,099
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NRJ Group	250,000	$ 6,002
Salem Communications Corp. Class A (a)	905,841	20,146
Sanctuary Group PLC	6,464,700	5,418
Trader Classified Media NV (A Shares)	1,175,000	16,004
		118,601
Multiline Retail - 0.4%
Gifi	34,247	1,908
Saks, Inc.	529,600	7,536
ShopKo Stores, Inc. (a)	498,300	8,984
		18,428
Specialty Retail - 9.2%
Big 5 Sporting Goods Corp.	939,700	25,729
Carphone Warehouse Group PLC	5,000,000	16,480
Fielmann AG	150,000	10,558
Foot Locker, Inc.	4,931,500	132,751
Kesa Electricals PLC	2,100,000	12,637
La Senza Corp. (sub. vtg.) (d)	735,400	7,170
Peacock Group PLC	2,192,645	11,150
RONA, Inc. (a)	1,139,700	41,472
Select Comfort Corp. (a)	1,048,500	20,519
The Children's Place Retail Stores, Inc. (a)	244,000	9,257
The Pep Boys - Manny, Moe & Jack (d)	5,799,830	99,873
		387,596
Textiles, Apparel & Luxury Goods - 1.7%
Ashworth, Inc. (a)	141,800	1,598
Bijou Brigitte Modische Accessoires AG	157,150	23,729
Brown Shoe Co., Inc.	44,545	1,290
Oxford Industries, Inc.	199,100	7,403
Perry Ellis International, Inc. (a)	315,600	6,659
Reebok International Ltd.	350,200	15,594
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	724,400	10,612
Warnaco Group, Inc. (a)	300,700	6,498
		73,383
TOTAL CONSUMER DISCRETIONARY		785,813
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.3%
Food Products - 0.4%
Barry Callebaut AG (a)	40,000	$ 9,580
Glanbia PLC	2,250,000	8,563
		18,143
Personal Products - 0.9%
Hengan International Group Co. Ltd.	16,377,400	10,079
NBTY, Inc. (a)	625,000	17,113
Sarantis SA (Reg.)	1,454,090	10,841
		38,033
TOTAL CONSUMER STAPLES		56,176
ENERGY - 1.3%
Energy Equipment & Services - 0.4%
CHC Helicopter Corp. Class A (sub. vtg.)	345,730	14,773
Oil & Gas - 0.9%
Forest Oil Corp. (a)	347,800	11,717
Holly Corp.	550,800	16,667
Range Resources Corp.	424,800	9,426
		37,810
TOTAL ENERGY		52,583
FINANCIALS - 5.9%
Commercial Banks - 3.5%
Boston Private Financial Holdings, Inc.	457,063	12,725
Cathay General Bancorp	515,255	18,719
Center Financial Corp., California	438,823	9,132
Hanmi Financial Corp.	290,558	10,324
Nara Bancorp, Inc.	766,723	15,296
PrivateBancorp, Inc.	301,116	9,846
Silicon Valley Bancshares (a)	670,000	29,239
Texas Capital Bancshares, Inc. (a)	703,398	16,678
UCBH Holdings, Inc.	315,147	13,889
Wintrust Financial Corp.	226,250	12,552
		148,400
Insurance - 1.7%
Endurance Specialty Holdings Ltd.	326,000	11,214
Montpelier Re Holdings Ltd.	244,000	9,138
Navigators Group, Inc. (a)	111,200	3,322
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	271,400	$ 12,761
Scottish Re Group Ltd.	95,200	2,196
United America Indemnity Ltd. Class A	648,789	11,678
USI Holdings Corp. (a)	1,674,069	18,917
		69,226
Real Estate - 0.2%
InnVest Real Estate Investment Trust	996,500	9,836
Thrifts & Mortgage Finance - 0.5%
Commercial Capital Bancorp, Inc.	399,800	7,952
W Holding Co., Inc.	1,140,648	14,874
		22,826
TOTAL FINANCIALS		250,288
HEALTH CARE - 21.1%
Biotechnology - 2.7%
Alkermes, Inc. (a)	654,400	8,291
Global Bio-Chem Technology Group Co. Ltd.	24,000,000	17,077
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,750,000	71
ImmunoGen, Inc. (a)	1,376,400	9,594
Myriad Genetics, Inc. (a)(d)	1,868,100	46,254
Pharmion Corp. (a)	547,400	19,849
Serologicals Corp. (a)	535,543	12,660
		113,796
Health Care Equipment & Supplies - 3.4%
Align Technology, Inc. (a)	952,000	8,244
Aspect Medical Systems, Inc. (a)	601,700	13,562
Axis Shield PLC (a)	149,025	719
BioLase Technology, Inc.	865,400	8,758
Cholestech Corp. (a)(d)	1,273,300	15,993
Cytyc Corp. (a)	237,000	5,937
DJ Orthopedics, Inc. (a)(d)	1,077,600	26,024
Natus Medical, Inc. (a)	176,100	1,275
Nutraceutical International Corp. (a)	494,100	7,402
Regeneration Technologies, Inc. (a)	969,500	9,971
ResMed, Inc. (a)	716,550	36,759
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Respironics, Inc. (a)	96,675	$ 5,597
Synovis Life Technologies, Inc. (a)	372,100	3,792
		144,033
Health Care Providers & Services - 13.6%
Accredo Health, Inc. (a)	310,706	9,253
Air Methods Corp. (a)(d)	850,551	6,328
Allscripts Healthcare Solutions, Inc. (a)	166,000	1,740
America Service Group, Inc. (a)	136,300	3,739
American Healthways, Inc. (a)(d)	2,851,400	88,907
Carriage Services, Inc. (a)	188,800	938
Cerner Corp. (a)	1,783,744	88,741
CML Healthcare Income Fund	1,325,000	14,669
Covance, Inc. (a)	537,100	22,827
DaVita, Inc. (a)	374,900	15,731
Hanger Orthopedic Group, Inc. (a)	152,800	1,100
HealthTronics Surgical Services, Inc. (a)(d)	1,899,100	19,276
ICON PLC sponsored ADR (a)	207,900	7,301
IMPAC Medical Systems, Inc. (a)(d)	700,600	16,604
Patientline PLC (a)(d)	5,350,000	11,991
Pediatrix Medical Group, Inc. (a)	750,000	50,093
Per-Se Technologies, Inc. (a)(d)	2,611,800	38,132
Pharmaceutical Product Development, Inc. (a)	994,500	41,222
Priority Healthcare Corp. Class B (a)(d)	4,362,574	100,601
Psychiatric Solutions, Inc. (a)	58,700	2,078
Renal Care Group, Inc. (a)	355,500	13,566
Sunrise Senior Living, Inc. (a)	205,400	9,413
WebMD Corp. (a)	1,100,000	8,305
		572,555
Pharmaceuticals - 1.4%
Atherogenics, Inc. (a)	363,400	6,741
Connetics Corp. (a)	1,116,100	27,255
Guilford Pharmaceuticals, Inc. (a)	1,671,000	8,113
InKine Pharmaceutical, Inc. (a)	286,750	1,365
MGI Pharma, Inc. (a)	349,600	7,932
Par Pharmaceutical Companies, Inc. (a)	200,000	7,580
		58,986
TOTAL HEALTH CARE		889,370
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 20.6%
Aerospace & Defense - 1.3%
AAR Corp. (a)	1,045,300	$ 12,178
BE Aerospace, Inc. (a)	2,668,411	28,792
CAE, Inc.	3,095,000	12,370
DRS Technologies, Inc. (a)	44,200	1,795
Ducommun, Inc. (a)	19,200	403
		55,538
Air Freight & Logistics - 2.4%
Dynamex, Inc. (a)(d)	817,500	14,797
EGL, Inc. (a)	1,648,003	49,819
Hub Group, Inc. Class A (a)	295,043	16,068
Pacer International, Inc. (a)	460,355	9,005
Ryder System, Inc.	270,500	12,321
		102,010
Airlines - 0.1%
Frontier Airlines, Inc. (a)	721,243	6,116
Building Products - 0.4%
Quixote Corp.	273,208	5,461
York International Corp.	273,900	9,948
		15,409
Commercial Services & Supplies - 3.5%
Bowne & Co., Inc.	46,300	688
Bright Horizons Family Solutions, Inc. (a)	15,979	936
Cenveo, Inc. (a)(d)	3,001,300	8,854
Consolidated Graphics, Inc. (a)	134,400	5,672
Datamonitor PLC (d)	5,570,595	16,000
EVCI Career Colleges, Inc. (a)(d)	1,195,800	10,655
Exponent, Inc. (a)	226,992	5,663
G&K Services, Inc. Class A	676,198	30,152
Kforce, Inc. (a)	553,500	6,127
Labor Ready, Inc. (a)(d)	2,228,260	35,296
Medialink Worldwide, Inc. (a)(d)	567,100	2,382
PHS Group PLC	2,173,100	3,602
RemedyTemp, Inc. Class A (a)	289,877	3,110
United Stationers, Inc. (a)	428,448	18,599
		147,736
Construction & Engineering - 2.4%
Bilfinger & Berger Bau AG	275,000	12,509
Comfort Systems USA, Inc. (a)	126,500	861
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
EMCOR Group, Inc. (a)	228,300	$ 9,808
Granite Construction, Inc.	759,200	18,904
Hochtief AG	500,000	16,293
MasTec, Inc. (a)	1,699,100	15,105
Perini Corp. (a)	599,600	10,361
URS Corp. (a)	666,100	18,791
		102,632
Electrical Equipment - 3.5%
A.O. Smith Corp. (d)	1,613,200	43,734
Acuity Brands, Inc.	624,200	17,147
Baldor Electric Co. (d)	2,238,900	62,756
Nexans SA	550,000	23,872
		147,509
Machinery - 5.2%
Astec Industries, Inc. (a)	250,000	4,320
Bucyrus International, Inc. Class A	95,060	3,489
Manitowoc Co., Inc.	1,049,500	38,202
Navistar International Corp. (a)	1,526,200	59,400
Railpower Technologies Corp. (a)	1,118,600	5,399
Railpower Technologies Corp. (e)	166,000	801
Timken Co.	1,908,500	49,163
Wabash National Corp. (a)	1,287,600	32,679
Wabtec Corp.	1,211,100	22,575
Zenon Environmental, Inc. (a)	209,500	3,748
		219,776
Marine - 0.1%
Alexander & Baldwin, Inc.	45,406	2,089
Road & Rail - 0.5%
Landstar System, Inc. (a)	212,484	7,390
Yellow Roadway Corp. (a)	225,249	12,754
		20,144
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc. Class A	627,900	21,738
United Rentals, Inc. (a)	1,660,760	28,250
		49,988
TOTAL INDUSTRIALS		868,947
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 0.4%
Alvarion Ltd. (a)	999,500	$ 10,335
COM DEV International Ltd. (a)(d)	3,193,700	7,514
		17,849
Computers & Peripherals - 0.9%
ActivCard Corp. (a)	408,981	3,272
Electronics for Imaging, Inc. (a)	418,449	7,114
Emulex Corp. (a)	116,000	1,899
Mobility Electronics, Inc. (a)	1,259,771	9,851
MTI Technology Corp. (a)	454,635	1,228
UNOVA, Inc. (a)	570,231	13,150
		36,514
Electronic Equipment & Instruments - 7.6%
Arrow Electronics, Inc. (a)	3,003,400	70,910
Avnet, Inc. (a)	750,300	13,445
BEI Technologies, Inc.	12,000	338
Bell Microproducts, Inc. (a)(d)	1,982,354	16,077
Ingram Micro, Inc. Class A (a)	4,509,950	83,344
KEMET Corp. (a)(d)	4,326,672	36,560
Kingboard Chemical Holdings Ltd.	1,879,000	4,204
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	187,900	90
Nippon Chemi-con Corp.	1,300,000	7,000
PC Connection, Inc. (a)	1,217,157	9,859
Premier Farnell PLC	3,500,000	11,536
SYNNEX Corp. (a)	951,300	21,404
Tech Data Corp. (a)	823,861	34,627
Xyratex Ltd.	503,800	9,416
		318,810
Internet Software & Services - 0.4%
Digital River, Inc. (a)	118,049	4,617
j2 Global Communications, Inc. (a)	379,100	12,313
		16,930
IT Services - 2.5%
BearingPoint, Inc. (a)	4,007,000	31,615
Computer Horizons Corp. (a)(d)	3,027,142	11,866
Inforte Corp. (a)(d)	1,050,852	6,725
Intelligroup, Inc. (a)(d)	1,716,397	1,991
Lionbridge Technologies, Inc. (a)(d)	4,107,175	25,793
The BISYS Group, Inc. (a)	550,000	8,454
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Tyler Technologies, Inc. (a)(d)	2,554,710	$ 19,544
Unilog SA	4,999	368
		106,356
Semiconductors & Semiconductor Equipment - 5.0%
Atmel Corp. (a)	3,000,000	9,180
Catalyst Semiconductor, Inc. (a)	848,200	4,377
Cohu, Inc.	387,447	6,536
Credence Systems Corp. (a)	2,157,500	17,260
Exar Corp. (a)	153,100	2,200
Fairchild Semiconductor International, Inc. (a)	3,514,700	50,155
FormFactor, Inc. (a)	852,723	19,417
Intersil Corp. Class A	500,000	7,415
Kontron AG (a)	1,000,000	9,736
LTX Corp. (a)	2,931,100	17,030
O2Micro International Ltd. (a)	298,500	2,648
ON Semiconductor Corp. (a)	2,165,800	7,927
Silicon Laboratories, Inc. (a)	649,600	22,151
Trident Microsystems, Inc. (a)	584,064	10,513
Varian Semiconductor Equipment Associates, Inc. (a)	400,000	13,712
Vitesse Semiconductor Corp. (a)	4,000,200	11,601
		211,858
Software - 2.2%
Ansoft Corp. (a)	233,850	4,785
Bottomline Technologies, Inc. (a)(d)	1,501,818	21,071
Concur Technologies, Inc. (a)	25,380	203
DATATRAK International, Inc. (a)(d)	570,345	6,177
Fundtech Ltd. (a)	10,000	87
Moldflow Corp. (a)(d)	601,616	10,167
MSC.Software Corp. (a)	312,300	3,220
NCsoft Corp. (a)	105,000	7,682
Pegasystems, Inc. (a)	585,354	3,963
Phase Forward, Inc.	1,197,629	8,120
Plato Learning, Inc. (a)(d)	2,193,294	16,033
Visual Networks, Inc. (a)(d)	2,007,791	9,236
		90,744
TOTAL INFORMATION TECHNOLOGY		799,061
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.5%
Chemicals - 0.7%
Albemarle Corp.	170,400	$ 5,983
K&S AG	175,000	8,770
PolyOne Corp. (a)	1,540,300	13,324
		28,077
Construction Materials - 0.3%
Eagle Materials, Inc.	17,100	1,364
Martin Marietta Materials, Inc.	121,000	6,536
U.S. Concrete, Inc. (a)	891,241	7,085
		14,985
Containers & Packaging - 1.5%
Caraustar Industries, Inc. (a)	283,983	3,834
Owens-Illinois, Inc. (a)	1,873,308	42,562
Packaging Corp. of America	735,700	16,413
		62,809
TOTAL MATERIALS		105,871
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	627,900	11,378
TOTAL COMMON STOCKS (Cost $3,321,308)		3,819,487
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Lifelink Monitoring Corp. Series A (f)	1,421,380	0
Health Care Providers & Services - 0.1%
Lifemasters Supported Selfcare, Inc. Series F (f)	461,818	5,100
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(f)	43,000	$ 37
TOTAL PREFERRED STOCKS (Cost $11,348)		5,137
Money Market Funds - 13.2%

Fidelity Cash Central Fund, 2.31% (b)	438,851,721	438,852
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	115,972,325	115,972
TOTAL MONEY MARKET FUNDS (Cost $554,824)		554,824
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $3,887,480)		4,379,448
NET OTHER ASSETS - (4.0)%		(170,119)
NET ASSETS - 100%		$ 4,209,329
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $801,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,137,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc. Series A	7/7/00	$ 237
Lifelink Monitoring Corp. Series A	11/28/00 - 11/14/02	$ 6,012
Lifemasters Supported Selfcare, Inc. Series F	6/24/02	$ 5,100
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A.O. Smith Corp.	$ 11,984	$ 32,029	$ -	$ 519	$ 43,734
Accredo Health, Inc.	120,020	27,997	90,894	-	-
Air Methods Corp.	1,948	5,379	441	-	6,328
American Healthways, Inc.	76,850	13,322	26,445	-	88,907
Amerigon, Inc.	-	5,593	-	-	5,101
Baldor Electric Co.	8,059	53,473	3,089	300	62,756
BE Aerospace, Inc.	21,744	15,505	20,256	-	-
Bell Microproducts, Inc.	12,925	-	-	-	16,077
Bottomline Technologies, Inc.	12,351	1,526	-	-	21,071
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Celadon Group, Inc.	$ 6,510	$ 434	$ 9,269	$ -	$ -
Centene Corp.	49,272	-	62,156	-	-
Cenveo, Inc.	11,114	2,347	1,607	-	8,854
Cholestech Corp.	3,030	8,632	-	-	15,993
Collegiate Pacific, Inc.	-	5,610	-	26	7,515
COM DEV International Ltd.	5,658	-	-	-	7,514
Computer Horizons Corp.	-	11,723	-	-	11,866
Datamonitor PLC	-	12,902	-	83	16,000
DATATRAK International, Inc.	717	5,989	-	-	6,177
DigitalThink, Inc.	10,522	-	10,435	194	-
DJ Orthopedics, Inc.	11,506	20,042	8,444	-	26,024
Domino's Pizza UK & IRL PLC	9,829	55	-	109	-
Dynamex, Inc.	5,950	5,286	328	-	14,797
EVCI Career Colleges, Inc.	-	13,187	-	-	10,655
Famous Dave's of America, Inc.	9,506	-	1,295	-	13,224
Hanger Orthopedic Group, Inc.	15,866	3,495	8,737	-	-
HealthTronics Surgical Services, Inc.	-	19,553	-	-	19,276
IMPAC Medical Systems, Inc.	17,193	15,240	9,947	-	16,604
Inforte Corp.	1,241	8,937	-	-	6,725
Ingram Micro, Inc. Class A	94,280	32,542	102,375	-	-
Intelligroup, Inc.	-	7,815	-	-	1,991
KEMET Corp.	-	36,762	-	-	36,560
LA Fitness PLC	805	8,290	3,697	36	-
La Senza Corp. (sub. vtg.)	6,255	-	861	63	7,170
Labor Ready, Inc.	35,784	4,441	15,448	-	35,296
Lionbridge Technologies, Inc.	-	22,147	-	-	25,793
Mariner Health Care, Inc.	13,514	14,770	39,729	-	-
Medialink Worldwide, Inc.	2,353	-	-	-	2,382
Midas, Inc.	23,948	1,894	9,974	-	16,210
Moldflow Corp.	-	7,834	-	-	10,167
Myriad Genetics, Inc.	9,516	42,548	11,142	-	46,254
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Patientline PLC	$ -	$ 12,560	$ -	$ -	$ 11,991
Pemstar, Inc.	10,031	-	7,963	-	-
Penn-America Group, Inc.	6,503	6,577	15,864	103	-
Per-Se Technologies, Inc.	6,542	27,203	-	-	38,132
Phoenix Technologies Ltd.	9,231	-	8,673	-	-
Plato Learning, Inc.	10,375	12,927	4,116	-	16,033
Priority Healthcare Corp. Class B	78,397	22,272	11,414	-	100,601
SCS Transportation, Inc.	13,723	10,745	20,968	-	-
The Pep Boys - Manny, Moe & Jack	36,060	85,140	12,297	669	99,873
Tyler Technologies, Inc.	10,870	12,123	-	-	19,544
Ultimate Leisure Group PLC	-	11,215	-	151	12,639
Vastera, Inc.	10,196	-	5,121	-	-
Visual Networks, Inc.	1,325	5,893	-	-	9,236
Wabash National Corp.	43,250	9,351	20,289	-	-
Total	$ 846,753	$ 683,305	$ 543,274	$ 2,253	$ 915,070
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,910,185,000. Net unrealized appreciation aggregated $469,263,000, of which $621,691,000 related to appreciated investment securities and $152,428,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Retirement
Fund

January 31, 2005

SMR-QTLY-0305

1.813037.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 1.6%
Keystone Automotive Industries, Inc. (a)	53,441	$ 1,175,702
LKQ Corp. (a)	32,900	550,417
Noble International Ltd.	20,100	477,375
		2,203,494
Distributors - 0.2%
Advanced Marketing Services, Inc.	37,700	348,725
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	26,100	645,714
Ambassadors Group, Inc.	24,200	822,800
Domino's Pizza, Inc.	37,400	623,832
Nevada Gold & Casinos, Inc. (a)	21,000	306,600
Penn National Gaming, Inc. (a)	23,163	1,519,261
		3,918,207
Household Durables - 3.3%
Blount International, Inc. (a)	42,500	762,875
Jarden Corp. (a)	50,050	2,302,300
Lifetime Hoan Corp.	3,400	51,204
William Lyon Homes, Inc. (a)	9,200	745,844
Yankee Candle Co., Inc. (a)	21,000	687,960
		4,550,183
Internet & Catalog Retail - 0.5%
Insight Enterprises, Inc. (a)	32,100	621,135
Leisure Equipment & Products - 0.2%
RC2 Corp. (a)	8,769	253,863
Media - 0.5%
New Frontier Media, Inc. (a)	66,800	668,000
Specialty Retail - 6.1%
Asbury Automotive Group, Inc. (a)	44,700	754,536
Big 5 Sporting Goods Corp.	61,702	1,689,401
Group 1 Automotive, Inc. (a)	4,200	122,934
Lithia Motors, Inc. Class A (sub. vtg.)	24,375	662,513
Pacific Sunwear of California, Inc. (a)	26,800	656,332
Pomeroy IT Solutions, Inc. (a)	17,585	253,048
Regis Corp.	32,350	1,290,765
The Men's Wearhouse, Inc. (a)	21,000	698,670
The Pep Boys - Manny, Moe & Jack	40,800	702,576
United Auto Group, Inc.	24,200	684,134
Whitehall Jewellers, Inc. (a)	97,300	702,506
		8,217,415
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.1%
Perry Ellis International, Inc. (a)	16,600	$ 350,260
Warnaco Group, Inc. (a)	52,600	1,136,686
		1,486,946
TOTAL CONSUMER DISCRETIONARY		22,267,968
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
BJ's Wholesale Club, Inc. (a)	90,676	2,594,240
ENERGY - 10.1%
Energy Equipment & Services - 3.0%
Hydril Co. (a)	6,100	305,000
Oceaneering International, Inc. (a)	20,200	769,822
Offshore Logistics, Inc. (a)	15,000	478,650
Oil States International, Inc. (a)	64,000	1,219,200
Superior Energy Services, Inc. (a)	31,400	499,888
Unit Corp. (a)	22,500	822,150
		4,094,710
Oil & Gas - 7.1%
Atlas America, Inc.	14,800	508,380
Denbury Resources, Inc. (a)	23,600	689,120
Encore Acquisition Co. (a)	32,300	1,204,790
Energy Partners Ltd. (a)	16,900	370,955
Forest Oil Corp. (a)	19,100	643,479
KCS Energy, Inc. (a)	3,200	46,560
Patina Oil & Gas Corp.	40,100	1,470,868
Petroleum Development Corp. (a)	27,000	1,039,500
Plains Exploration & Production Co. (a)	23,500	676,330
Range Resources Corp.	13,600	301,784
Swift Energy Co. (a)	21,900	662,913
Vintage Petroleum, Inc.	27,000	653,670
Whiting Petroleum Corp. New (a)	8,500	296,820
World Fuel Services Corp.	20,000	1,013,600
		9,578,769
TOTAL ENERGY		13,673,479
Common Stocks - continued
	Shares	Value
FINANCIALS - 21.3%
Capital Markets - 1.0%
Nuveen Investments, Inc. Class A	22,200	$ 823,620
Waddell & Reed Financial, Inc. Class A	27,100	592,677
		1,416,297
Commercial Banks - 4.2%
Center Financial Corp., California	25,300	526,493
Hanmi Financial Corp.	38,849	1,380,305
IBERIABANK Corp.	5,450	330,434
Independent Bank Corp., Massachusetts	12,933	382,170
Nara Bancorp, Inc.	30,755	613,562
Old Second Bancorp, Inc.	4,300	136,267
Prosperity Bancshares, Inc.	16,500	458,370
Republic Bancorp, Inc., Kentucky Class A	4,800	130,800
Santander Bancorp	23,100	783,783
Southwest Bancorp, Inc., Oklahoma	10,746	236,519
Umpqua Holdings Corp.	28,300	687,124
		5,665,827
Consumer Finance - 0.6%
Student Loan Corp.	4,900	885,234
Diversified Financial Services - 0.7%
EuroBancshares, Inc.	51,079	951,602
Insurance - 9.6%
Berkshire Hathaway, Inc. Class A (a)	15	1,348,500
Fidelity National Financial, Inc.	71,500	3,133,130
IPC Holdings Ltd.	13,307	561,688
LandAmerica Financial Group, Inc.	15,100	776,744
Montpelier Re Holdings Ltd.	25,230	944,864
Philadelphia Consolidated Holding Corp. (a)	40,953	2,746,718
Protective Life Corp.	16,200	666,792
Reinsurance Group of America, Inc.	14,700	691,194
StanCorp Financial Group, Inc.	16,800	1,428,000
Universal American Financial Corp. (a)	45,590	694,792
		12,992,422
Real Estate - 0.5%
Education Realty Trust, Inc.	38,600	648,094
Thrifts & Mortgage Finance - 4.7%
Bank Mutual Corp.	52,240	631,059
Farmer Mac Class C (non-vtg.)	39,900	862,239
Flushing Financial Corp.	3,800	68,780
Harbor Florida Bancshares, Inc.	18,600	632,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
KNBT Bancorp, Inc.	17,560	$ 291,145
NetBank, Inc.	59,209	565,446
R&G Financial Corp. Class B	14,700	541,989
Rainier Pacific Financial Group, Inc.	32,824	574,748
Sterling Financial Corp., Washington	21,700	813,750
W Holding Co., Inc.	106,411	1,387,599
		6,369,155
TOTAL FINANCIALS		28,928,631
HEALTH CARE - 15.3%
Biotechnology - 0.8%
Invitrogen Corp. (a)	16,300	1,119,973
Health Care Equipment & Supplies - 3.3%
Fisher Scientific International, Inc. (a)	58,864	3,717,259
Nutraceutical International Corp. (a)	45,700	684,586
		4,401,845
Health Care Providers & Services - 10.7%
American Dental Partners, Inc. (a)	6,138	123,681
AMERIGROUP Corp. (a)	18,800	772,868
AmSurg Corp. (a)	26,800	707,788
Centene Corp. (a)	24,300	815,265
Corvel Corp. (a)	24,053	541,193
DaVita, Inc. (a)	38,600	1,619,656
Hanger Orthopedic Group, Inc. (a)	13,304	95,789
Humana, Inc. (a)	35,500	1,216,585
Molina Healthcare, Inc. (a)	42,700	2,123,471
Omnicare, Inc.	22,504	691,998
Per-Se Technologies, Inc. (a)	13,100	191,260
Pharmaceutical Product Development, Inc. (a)	16,000	663,200
Renal Care Group, Inc. (a)	65,950	2,516,652
Sierra Health Services, Inc. (a)	11,800	648,174
WellChoice, Inc. (a)	34,300	1,825,789
		14,553,369
Pharmaceuticals - 0.5%
InKine Pharmaceutical, Inc. (a)	135,200	643,552
TOTAL HEALTH CARE		20,718,739
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 18.8%
Aerospace & Defense - 4.6%
Alliant Techsystems, Inc. (a)	44,700	$ 2,976,126
DRS Technologies, Inc. (a)	37,100	1,506,260
Engineered Support Systems, Inc.	12,500	725,125
SI International, Inc. (a)	41,325	1,057,920
		6,265,431
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	9,000	490,140
Pacer International, Inc. (a)	53,200	1,040,592
		1,530,732
Airlines - 0.3%
ExpressJet Holdings, Inc. Class A (a)	18,404	202,996
Pinnacle Airlines Corp. (a)	19,700	237,385
		440,381
Building Products - 0.7%
Quixote Corp.	12,782	255,512
Universal Forest Products, Inc.	17,241	674,640
		930,152
Commercial Services & Supplies - 5.2%
Corrections Corp. of America (a)	69,751	2,866,069
Jackson Hewitt Tax Service, Inc.	29,900	666,172
Standard Parking Corp.	3,191	48,407
The Geo Group, Inc. (a)	70,710	2,117,765
Waste Connections, Inc. (a)	20,400	641,784
West Corp. (a)	21,931	732,276
		7,072,473
Construction & Engineering - 2.8%
Chicago Bridge & Iron Co. NV (NY Shares)	42,160	1,593,648
Integrated Electrical Services, Inc. (a)	134,900	536,902
Jacobs Engineering Group, Inc. (a)	15,000	761,850
URS Corp. (a)	32,200	908,362
		3,800,762
Electrical Equipment - 0.6%
Genlyte Group, Inc. (a)	9,900	792,099
Machinery - 1.7%
AGCO Corp. (a)	29,200	599,476
Gardner Denver, Inc. (a)	22,300	844,278
Oshkosh Truck Co.	11,900	873,341
		2,317,095
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.8%
Beacon Roofing Supply, Inc.	39,208	$ 784,160
BlueLinx Corp.	3,900	53,391
Interline Brands, Inc.	39,500	722,850
UAP Holding Corp.	54,400	816,000
		2,376,401
TOTAL INDUSTRIALS		25,525,526
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.3%
Andrew Corp. (a)	30,600	399,636
Electronic Equipment & Instruments - 1.4%
LoJack Corp. (a)	14,300	197,054
Measurement Specialties, Inc. (a)	63,200	1,623,608
Staktek Holdings, Inc.	22,800	92,112
		1,912,774
Internet Software & Services - 1.8%
Bankrate, Inc. (a)	57,213	1,039,560
j2 Global Communications, Inc. (a)	44,100	1,432,368
		2,471,928
IT Services - 5.7%
Affiliated Computer Services, Inc. Class A (a)	57,682	3,125,788
Anteon International Corp. (a)	16,700	573,144
CACI International, Inc. Class A (a)	12,100	631,015
Computer Sciences Corp. (a)	37,900	1,952,608
The BISYS Group, Inc. (a)	97,700	1,501,649
		7,784,204
Semiconductors & Semiconductor Equipment - 1.5%
California Micro Devices Corp. (a)	30,100	190,834
ESS Technology, Inc. (a)	51,300	310,365
NVIDIA Corp. (a)	52,900	1,212,468
Zoran Corp. (a)	24,000	244,560
		1,958,227
Software - 2.0%
Blackbaud, Inc.	65,600	877,072
Pervasive Software, Inc. (a)	78,650	318,533
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SERENA Software, Inc. (a)	31,300	$ 672,950
TALX Corp.	21,898	768,401
		2,636,956
TOTAL INFORMATION TECHNOLOGY		17,163,725
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.3%
Iowa Telecommunication Services, Inc.	23,200	469,800
Wireless Telecommunication Services - 2.3%
NII Holdings, Inc. (a)	46,747	2,514,989
Wireless Facilities, Inc. (a)	67,100	571,692
		3,086,681
TOTAL TELECOMMUNICATION SERVICES		3,556,481
UTILITIES - 0.8%
Multi-Utilities & Unregulated Power - 0.8%
CMS Energy Corp. (a)	98,200	1,034,046
TOTAL COMMON STOCKS (Cost $113,469,372)		135,462,835
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 2.31% (b)(c) (Cost $1,788,966)	1,788,966	1,788,966
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $115,258,338)		137,251,801
NET OTHER ASSETS - (1.2)%		(1,606,371)
NET ASSETS - 100%		$ 135,645,430
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $115,500,731. Net unrealized appreciation aggregated $21,751,070, of which $24,213,699 related to appreciated investment securities and $2,462,629 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® 500 Index Fund

January 31, 2005

SPU-QTLY-0305

1.813073.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	80,058	$ 1,730
Dana Corp.	160,182	2,542
Delphi Corp.	600,106	4,555
Goodyear Tire & Rubber Co. (a)	187,535	2,896
Johnson Controls, Inc.	203,545	12,042
Visteon Corp.	138,519	1,028
		24,793
Automobiles - 0.6%
Ford Motor Co.	1,956,540	25,768
General Motors Corp.	603,991	22,233
Harley-Davidson, Inc.	314,171	18,885
		66,886
Distributors - 0.1%
Genuine Parts Co.	186,739	7,905
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	677,185	39,006
Darden Restaurants, Inc.	168,118	4,970
Harrah's Entertainment, Inc.	119,838	7,579
Hilton Hotels Corp.	412,795	9,185
International Game Technology	368,533	11,535
Marriott International, Inc. Class A	239,118	15,107
McDonald's Corp.	1,344,382	43,545
Starbucks Corp. (a)	427,712	23,096
Starwood Hotels & Resorts Worldwide, Inc. unit	221,651	12,831
Wendy's International, Inc.	121,881	4,780
Yum! Brands, Inc.	313,244	14,519
		186,153
Household Durables - 0.6%
Black & Decker Corp.	86,338	7,114
Centex Corp.	132,913	8,149
Fortune Brands, Inc.	154,149	12,945
KB Home	49,531	5,382
Leggett & Platt, Inc.	204,136	5,818
Maytag Corp.	84,713	1,331
Newell Rubbermaid, Inc.	293,855	6,324
Pulte Homes, Inc.	136,400	9,013
Snap-On, Inc.	61,529	2,037
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	87,964	$ 4,184
Whirlpool Corp.	71,031	4,849
		67,146
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	708,875	57,773
Leisure Equipment & Products - 0.2%
Brunswick Corp.	102,872	4,744
Eastman Kodak Co.	306,558	10,144
Hasbro, Inc.	189,292	3,710
Mattel, Inc.	443,741	8,631
		27,229
Media - 3.9%
Clear Channel Communications, Inc.	613,309	19,890
Comcast Corp. Class A (a)	2,373,821	76,413
Dow Jones & Co., Inc.	87,625	3,340
Gannett Co., Inc.	272,950	21,847
Interpublic Group of Companies, Inc. (a)	452,214	5,901
Knight-Ridder, Inc.	82,347	5,362
McGraw-Hill Companies, Inc.	203,067	18,378
Meredith Corp.	53,466	2,568
News Corp. Class A	2,793,873	47,496
Omnicom Group, Inc.	199,247	16,914
The New York Times Co. Class A	155,133	6,032
Time Warner, Inc. (a)	4,897,984	88,164
Tribune Co.	339,739	13,583
Univision Communications, Inc. Class A (a)	345,617	9,439
Viacom, Inc. Class B (non-vtg.)	1,823,259	68,080
Walt Disney Co.	2,184,968	62,556
		465,963
Multiline Retail - 1.1%
Big Lots, Inc. (a)	120,691	1,359
Dillard's, Inc. Class A	87,823	2,304
Dollar General Corp.	350,390	7,081
Family Dollar Stores, Inc.	179,315	5,998
Federated Department Stores, Inc.	180,937	10,277
JCPenney Co., Inc.	305,408	13,047
Kohl's Corp. (a)	366,882	17,247
Nordstrom, Inc.	149,790	7,227
Sears, Roebuck & Co.	221,156	11,113
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	957,516	$ 48,613
The May Department Stores Co.	312,233	10,585
		134,851
Specialty Retail - 2.4%
AutoNation, Inc. (a)	282,919	5,387
AutoZone, Inc. (a)	85,319	7,615
Bed Bath & Beyond, Inc. (a)	321,798	12,965
Best Buy Co., Inc.	346,892	18,659
Circuit City Stores, Inc.	208,961	2,992
Gap, Inc.	937,532	20,635
Home Depot, Inc.	2,348,226	96,888
Limited Brands, Inc.	434,608	10,300
Lowe's Companies, Inc.	826,346	47,093
Office Depot, Inc. (a)	334,078	5,776
OfficeMax, Inc. Delaware	99,935	2,949
RadioShack Corp.	169,458	5,612
Sherwin-Williams Co.	151,149	6,530
Staples, Inc.	532,428	17,432
Tiffany & Co., Inc.	155,589	4,890
TJX Companies, Inc.	515,286	12,903
Toys 'R' Us, Inc. (a)	229,969	4,933
		283,559
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	202,014	11,333
Jones Apparel Group, Inc.	130,698	4,395
Liz Claiborne, Inc.	116,075	4,868
NIKE, Inc. Class B	280,677	24,315
Reebok International Ltd.	62,155	2,768
VF Corp.	118,779	6,313
		53,992
TOTAL CONSUMER DISCRETIONARY		1,376,250
CONSUMER STAPLES - 10.7%
Beverages - 2.3%
Adolph Coors Co. Class B	40,021	2,986
Anheuser-Busch Companies, Inc.	844,852	41,550
Brown-Forman Corp. Class B (non-vtg.)	130,230	6,281
Coca-Cola Enterprises, Inc.	501,763	11,014
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Pepsi Bottling Group, Inc.	267,424	$ 7,314
PepsiCo, Inc.	1,801,284	96,729
The Coca-Cola Co.	2,587,203	107,343
		273,217
Food & Staples Retailing - 3.2%
Albertsons, Inc.	393,578	9,005
Costco Wholesale Corp.	501,598	23,711
CVS Corp.	427,806	19,829
Kroger Co. (a)	790,355	13,515
Safeway, Inc. (a)	478,530	9,020
SUPERVALU, Inc.	143,560	4,538
Sysco Corp.	684,157	23,925
Wal-Mart Stores, Inc.	4,528,519	237,294
Walgreen Co.	1,092,845	46,566
		387,403
Food Products - 1.3%
Archer-Daniels-Midland Co.	699,898	16,938
Campbell Soup Co.	439,992	12,901
ConAgra Foods, Inc.	549,957	16,224
General Mills, Inc.	389,621	20,646
H.J. Heinz Co.	373,552	14,124
Hershey Foods Corp.	263,147	15,391
Kellogg Co.	441,542	19,710
McCormick & Co., Inc. (non-vtg.)	146,195	5,434
Sara Lee Corp.	839,233	19,705
Wm. Wrigley Jr. Co.	240,001	16,894
		157,967
Household Products - 1.8%
Clorox Co.	162,529	9,657
Colgate-Palmolive Co.	567,056	29,793
Kimberly-Clark Corp.	521,546	34,166
Procter & Gamble Co.	2,712,580	144,391
		218,007
Personal Products - 0.7%
Alberto-Culver Co.	97,319	5,280
Avon Products, Inc.	505,747	21,353
Gillette Co.	1,061,654	53,847
		80,480
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Altria Group, Inc.	2,194,908	$ 140,101
Reynolds American, Inc.	157,787	12,689
UST, Inc.	176,689	8,951
		161,741
TOTAL CONSUMER STAPLES		1,278,815
ENERGY - 7.5%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	358,732	15,533
BJ Services Co.	172,707	8,299
Halliburton Co.	536,248	22,056
Nabors Industries Ltd. (a)	159,878	8,058
Noble Corp.	144,751	7,722
Rowan Companies, Inc.	114,671	3,229
Schlumberger Ltd. (NY Shares)	629,568	42,836
Transocean, Inc. (a)	343,865	15,130
		122,863
Oil & Gas - 6.4%
Amerada Hess Corp.	98,009	8,492
Anadarko Petroleum Corp.	264,487	17,512
Apache Corp.	349,109	18,999
Ashland, Inc.	75,995	4,665
Burlington Resources, Inc.	418,644	18,299
ChevronTexaco Corp.	2,265,520	123,244
ConocoPhillips	738,095	68,488
Devon Energy Corp.	519,724	21,137
El Paso Corp.	687,829	7,477
EOG Resources, Inc.	126,797	9,415
Exxon Mobil Corp.	6,898,638	355,970
Kerr-McGee Corp.	162,211	10,017
Kinder Morgan, Inc.	132,470	9,941
Marathon Oil Corp.	370,597	14,353
Occidental Petroleum Corp.	422,092	24,642
Sunoco, Inc.	78,197	6,841
Unocal Corp.	281,431	13,388
Valero Energy Corp.	274,434	14,279
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
Williams Companies, Inc.	595,037	$ 10,003
XTO Energy, Inc.	278,491	10,001
		767,163
TOTAL ENERGY		890,026
FINANCIALS - 20.4%
Capital Markets - 2.8%
Bank of New York Co., Inc.	830,774	24,682
Bear Stearns Companies, Inc.	110,404	11,157
Charles Schwab Corp.	1,440,378	16,190
E*TRADE Financial Corp. (a)	397,696	5,468
Federated Investors, Inc. Class B (non-vtg.)	114,906	3,376
Franklin Resources, Inc.	266,677	18,097
Goldman Sachs Group, Inc.	517,760	55,840
Janus Capital Group, Inc.	252,673	3,747
Lehman Brothers Holdings, Inc.	288,100	26,272
Mellon Financial Corp.	452,918	13,293
Merrill Lynch & Co., Inc.	995,999	59,830
Morgan Stanley	1,170,472	65,500
Northern Trust Corp.	234,410	10,230
State Street Corp.	356,530	15,976
T. Rowe Price Group, Inc.	137,033	8,201
		337,859
Commercial Banks - 5.9%
AmSouth Bancorp.	379,726	9,470
Bank of America Corp.	4,319,260	200,284
BB&T Corp.	590,670	23,314
Comerica, Inc.	182,387	10,553
Compass Bancshares, Inc.	131,154	6,142
Fifth Third Bancorp	632,487	29,392
First Horizon National Corp.	131,666	5,605
Huntington Bancshares, Inc.	247,131	5,677
KeyCorp	434,814	14,531
M&T Bank Corp.	124,193	12,712
Marshall & Ilsley Corp.	238,925	10,228
National City Corp.	724,521	25,757
North Fork Bancorp, Inc., New York	503,281	14,444
PNC Financial Services Group, Inc.	302,236	16,281
Regions Financial Corp. New	497,019	15,905
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	396,484	$ 28,555
Synovus Financial Corp.	331,122	8,983
U.S. Bancorp, Delaware	1,996,629	59,999
Wachovia Corp.	1,714,839	94,059
Wells Fargo & Co.	1,809,186	110,903
Zions Bancorp	95,880	6,503
		709,297
Consumer Finance - 1.3%
American Express Co.	1,342,225	71,608
Capital One Financial Corp.	259,548	20,317
MBNA Corp.	1,366,272	36,316
Providian Financial Corp. (a)	313,438	5,228
SLM Corp.	459,634	23,069
		156,538
Diversified Financial Services - 3.8%
CIT Group, Inc.	224,756	9,073
Citigroup, Inc.	5,549,617	272,209
J.P. Morgan Chase & Co.	3,809,489	142,208
Moody's Corp.	158,156	13,250
Principal Financial Group, Inc.	328,245	13,320
		450,060
Insurance - 4.3%
ACE Ltd.	303,904	13,189
AFLAC, Inc.	541,070	21,378
Allstate Corp.	733,795	37,013
AMBAC Financial Group, Inc.	116,204	8,934
American International Group, Inc.	2,785,175	184,629
Aon Corp.	338,398	7,695
Cincinnati Financial Corp.	179,700	7,928
Hartford Financial Services Group, Inc.	314,077	21,134
Jefferson-Pilot Corp.	145,988	7,285
Lincoln National Corp.	186,704	8,615
Loews Corp.	198,362	13,489
Marsh & McLennan Companies, Inc.	563,465	18,313
MBIA, Inc.	150,483	8,990
MetLife, Inc.	795,950	31,639
Progressive Corp.	214,086	17,908
Prudential Financial, Inc.	548,572	29,574
SAFECO Corp.	135,624	6,279
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
St. Paul Travelers Companies, Inc.	715,884	$ 26,874
The Chubb Corp.	204,841	15,257
Torchmark Corp.	115,604	6,312
UnumProvident Corp.	317,050	5,444
XL Capital Ltd. Class A	148,271	11,088
		508,967
Real Estate - 0.5%
Apartment Investment & Management Co. Class A	101,351	3,639
Archstone-Smith Trust	209,251	7,177
Equity Office Properties Trust	431,202	12,065
Equity Residential (SBI)	302,373	9,537
Plum Creek Timber Co., Inc.	196,300	7,012
ProLogis	196,652	7,500
Simon Property Group, Inc.	236,503	14,025
		60,955
Thrifts & Mortgage Finance - 1.8%
Countrywide Financial Corp.	620,665	22,965
Fannie Mae	1,035,019	66,842
Freddie Mac	737,358	48,142
Golden West Financial Corp., Delaware	327,439	21,159
MGIC Investment Corp.	103,490	6,613
Sovereign Bancorp, Inc.	400,771	9,114
Washington Mutual, Inc.	933,619	37,672
		212,507
TOTAL FINANCIALS		2,436,183
HEALTH CARE - 12.4%
Biotechnology - 1.3%
Amgen, Inc. (a)	1,358,209	84,535
Applera Corp. - Applied Biosystems Group	209,617	4,203
Biogen Idec, Inc. (a)	356,681	23,170
Chiron Corp. (a)	199,796	6,563
Genzyme Corp. - General Division (a)	265,058	15,429
Gilead Sciences, Inc. (a)	462,935	15,323
MedImmune, Inc. (a)	265,969	6,291
		155,514
Health Care Equipment & Supplies - 2.3%
Bausch & Lomb, Inc.	57,178	4,168
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	659,193	$ 22,254
Becton, Dickinson & Co.	270,848	15,344
Biomet, Inc.	270,696	11,499
Boston Scientific Corp. (a)	903,034	29,854
C.R. Bard, Inc.	111,906	7,587
Fisher Scientific International, Inc. (a)	125,420	7,920
Guidant Corp.	340,655	24,694
Hospira, Inc. (a)	166,919	4,822
Medtronic, Inc.	1,292,540	67,845
Millipore Corp. (a)	53,174	2,315
PerkinElmer, Inc.	136,981	3,149
St. Jude Medical, Inc. (a)	382,333	15,018
Stryker Corp.	429,900	21,125
Thermo Electron Corp. (a)	171,041	5,121
Waters Corp. (a)	129,218	6,342
Zimmer Holdings, Inc. (a)	262,314	20,683
		269,740
Health Care Providers & Services - 2.3%
Aetna, Inc.	157,891	20,060
AmerisourceBergen Corp.	112,406	6,551
Cardinal Health, Inc.	462,037	26,022
Caremark Rx, Inc. (a)	486,091	19,006
CIGNA Corp.	143,561	11,521
Express Scripts, Inc. (a)	81,252	6,028
HCA, Inc.	450,426	20,053
Health Management Associates, Inc. Class A	260,282	5,747
Humana, Inc. (a)	170,462	5,842
IMS Health, Inc.	248,037	5,799
Laboratory Corp. of America Holdings (a)	147,925	7,078
Manor Care, Inc.	92,432	3,194
McKesson Corp.	314,297	10,840
Medco Health Solutions, Inc. (a)	291,391	12,405
Quest Diagnostics, Inc.	108,217	10,313
Tenet Healthcare Corp. (a)	499,026	4,955
UnitedHealth Group, Inc.	698,952	62,137
WellPoint, Inc. (a)	315,628	38,349
		275,900
Pharmaceuticals - 6.5%
Abbott Laboratories	1,665,384	74,976
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	140,391	$ 10,663
Bristol-Myers Squibb Co.	2,080,518	48,767
Eli Lilly & Co.	1,210,109	65,636
Forest Laboratories, Inc. (a)	393,953	16,361
Johnson & Johnson	3,173,512	205,326
King Pharmaceuticals, Inc. (a)	258,311	2,715
Merck & Co., Inc.	2,371,355	66,517
Mylan Laboratories, Inc.	287,763	4,785
Pfizer, Inc.	8,053,204	194,565
Schering-Plough Corp.	1,574,886	29,230
Watson Pharmaceuticals, Inc. (a)	117,095	3,493
Wyeth	1,426,711	56,541
		779,575
TOTAL HEALTH CARE		1,480,729
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.0%
General Dynamics Corp.	214,177	22,114
Goodrich Corp.	127,179	4,362
Honeywell International, Inc.	919,813	33,095
L-3 Communications Holdings, Inc.	123,143	8,794
Lockheed Martin Corp.	473,372	27,366
Northrop Grumman Corp.	393,755	20,428
Raytheon Co.	483,404	18,079
Rockwell Collins, Inc.	188,779	8,099
The Boeing Co.	897,816	45,429
United Technologies Corp.	546,479	55,020
		242,786
Air Freight & Logistics - 1.0%
FedEx Corp.	321,413	30,743
Ryder System, Inc.	68,753	3,132
United Parcel Service, Inc. Class B	1,198,510	89,505
		123,380
Airlines - 0.1%
Delta Air Lines, Inc. (a)	148,923	803
Southwest Airlines Co.	833,641	12,071
		12,874
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
American Standard Companies, Inc. (a)	229,395	$ 9,185
Masco Corp.	479,065	17,630
		26,815
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc. (a)	340,317	2,828
Apollo Group, Inc. Class A (a)	198,081	15,488
Avery Dennison Corp.	118,119	7,098
Cendant Corp.	1,125,844	26,514
Cintas Corp.	183,552	7,985
Equifax, Inc.	144,454	4,088
H&R Block, Inc.	176,140	8,509
Monster Worldwide, Inc. (a)	127,342	3,985
Pitney Bowes, Inc.	246,612	11,033
R.R. Donnelley & Sons Co.	234,828	7,855
Robert Half International, Inc.	185,402	5,625
Waste Management, Inc.	611,802	17,742
		118,750
Construction & Engineering - 0.0%
Fluor Corp.	89,608	4,798
Electrical Equipment - 0.5%
American Power Conversion Corp.	204,528	4,350
Cooper Industries Ltd. Class A	98,140	6,821
Emerson Electric Co.	448,831	30,179
Power-One, Inc. (a)	89,760	667
Rockwell Automation, Inc.	196,963	11,158
		53,175
Industrial Conglomerates - 4.8%
3M Co.	832,518	70,231
General Electric Co.	11,305,220	408,454
Textron, Inc.	147,057	10,585
Tyco International Ltd.	2,151,089	77,740
		567,010
Machinery - 1.4%
Caterpillar, Inc.	364,898	32,512
Cummins, Inc.	48,673	3,780
Danaher Corp.	330,017	18,111
Deere & Co.	265,361	18,424
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	217,464	$ 8,329
Eaton Corp.	162,433	11,044
Illinois Tool Works, Inc.	316,194	27,503
Ingersoll-Rand Co. Ltd. Class A	184,157	13,698
ITT Industries, Inc.	98,720	8,420
Navistar International Corp. (a)	74,669	2,906
PACCAR, Inc.	185,769	13,126
Pall Corp.	132,597	3,571
Parker Hannifin Corp.	127,758	8,325
		169,749
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	401,989	19,368
CSX Corp.	229,725	9,182
Norfolk Southern Corp.	423,467	14,787
Union Pacific Corp.	277,585	16,544
		59,881
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	96,328	5,896
TOTAL INDUSTRIALS		1,385,114
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.5%
ADC Telecommunications, Inc. (a)	864,960	2,223
Andrew Corp. (a)	171,949	2,246
Avaya, Inc. (a)	489,543	7,025
CIENA Corp. (a)	611,408	1,559
Cisco Systems, Inc. (a)	7,041,335	127,026
Comverse Technology, Inc. (a)	211,359	4,724
Corning, Inc. (a)	1,499,473	16,404
JDS Uniphase Corp. (a)	1,544,137	3,304
Lucent Technologies, Inc. (a)	4,727,170	15,411
Motorola, Inc.	2,603,250	40,975
QUALCOMM, Inc.	1,752,738	65,272
Scientific-Atlanta, Inc.	163,945	4,969
Tellabs, Inc. (a)	494,028	3,517
		294,655
Computers & Peripherals - 3.9%
Apple Computer, Inc. (a)	429,937	33,062
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	2,656,569	$ 110,938
EMC Corp. (a)	2,562,440	33,568
Gateway, Inc. (a)	399,649	1,890
Hewlett-Packard Co.	3,229,303	63,262
International Business Machines Corp.	1,780,130	166,300
Lexmark International, Inc. Class A (a)	138,039	11,506
NCR Corp. (a)	199,326	6,813
Network Appliance, Inc. (a)	383,661	12,216
QLogic Corp. (a)	98,949	3,788
Sun Microsystems, Inc. (a)	3,596,275	15,680
		459,023
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	519,279	11,481
Jabil Circuit, Inc. (a)	215,474	5,079
Molex, Inc.	201,482	5,787
Sanmina-SCI Corp. (a)	557,286	3,444
Solectron Corp. (a)	1,038,188	5,160
Symbol Technologies, Inc.	257,329	4,709
Tektronix, Inc.	96,246	2,774
		38,434
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	1,470,151	51,764
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	137,455	7,449
Automatic Data Processing, Inc.	622,932	27,085
Computer Sciences Corp. (a)	202,384	10,427
Convergys Corp. (a)	151,421	2,164
Electronic Data Systems Corp.	549,481	11,770
First Data Corp.	887,388	36,152
Fiserv, Inc. (a)	209,153	8,000
Paychex, Inc.	404,421	12,331
Sabre Holdings Corp. Class A	144,874	3,057
SunGard Data Systems, Inc. (a)	308,902	8,306
Unisys Corp. (a)	359,225	2,820
		129,561
Office Electronics - 0.1%
Xerox Corp. (a)	1,019,715	16,193
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	412,669	6,520
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Altera Corp. (a)	398,108	$ 7,644
Analog Devices, Inc.	401,901	14,424
Applied Materials, Inc. (a)	1,815,991	28,874
Applied Micro Circuits Corp. (a)	329,510	1,091
Broadcom Corp. Class A (a)	351,899	11,201
Freescale Semiconductor, Inc. Class B (a)	416,852	7,282
Intel Corp.	6,761,446	151,794
KLA-Tencor Corp. (a)	209,005	9,666
Linear Technology Corp.	328,333	12,391
LSI Logic Corp. (a)	411,622	2,515
Maxim Integrated Products, Inc.	347,801	13,568
Micron Technology, Inc. (a)	654,880	6,817
National Semiconductor Corp.	382,970	6,484
Novellus Systems, Inc. (a)	149,483	3,909
NVIDIA Corp. (a)	177,738	4,074
PMC-Sierra, Inc. (a)	190,575	1,959
Teradyne, Inc. (a)	207,648	2,913
Texas Instruments, Inc.	1,847,742	42,886
Xilinx, Inc.	372,466	10,872
		346,884
Software - 4.2%
Adobe Systems, Inc.	255,173	14,519
Autodesk, Inc.	245,413	7,208
BMC Software, Inc. (a)	237,344	3,994
Citrix Systems, Inc. (a)	181,140	3,885
Computer Associates International, Inc.	626,312	17,029
Compuware Corp. (a)	414,001	2,857
Electronic Arts, Inc. (a)	326,504	21,007
Intuit, Inc. (a)	200,428	7,817
Mercury Interactive Corp. (a)	90,276	3,951
Microsoft Corp.	11,625,441	305,517
Novell, Inc. (a)	401,944	2,319
Oracle Corp. (a)	5,484,081	75,516
Parametric Technology Corp. (a)	287,787	1,640
Siebel Systems, Inc. (a)	543,409	4,733
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	678,163	$ 15,835
VERITAS Software Corp. (a)	451,401	11,610
		499,437
TOTAL INFORMATION TECHNOLOGY		1,835,951
MATERIALS - 3.0%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	243,072	14,319
Dow Chemical Co.	1,008,357	50,115
E.I. du Pont de Nemours & Co.	1,062,063	50,512
Eastman Chemical Co.	83,332	4,512
Ecolab, Inc.	275,577	9,273
Engelhard Corp.	130,782	3,930
Great Lakes Chemical Corp.	54,603	1,444
Hercules, Inc. (a)	119,730	1,737
International Flavors & Fragrances, Inc.	100,774	4,255
Monsanto Co.	282,728	15,304
PPG Industries, Inc.	183,812	12,643
Praxair, Inc.	347,241	14,983
Rohm & Haas Co.	240,433	10,637
Sigma Aldrich Corp.	73,827	4,640
		198,304
Construction Materials - 0.0%
Vulcan Materials Co.	109,509	6,185
Containers & Packaging - 0.2%
Ball Corp.	120,413	5,144
Bemis Co., Inc.	114,354	3,316
Pactiv Corp. (a)	158,721	3,525
Sealed Air Corp. (a)	89,359	4,584
Temple-Inland, Inc.	59,875	3,808
		20,377
Metals & Mining - 0.7%
Alcoa, Inc.	930,839	27,469
Allegheny Technologies, Inc.	102,124	2,451
Freeport-McMoRan Copper & Gold, Inc. Class B	190,908	7,027
Newmont Mining Corp.	474,688	19,742
Nucor Corp.	170,123	9,554
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp.	102,087	$ 9,831
United States Steel Corp.	121,575	6,298
		82,372
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.	275,963	8,858
International Paper Co.	520,328	20,371
Louisiana-Pacific Corp.	117,685	3,013
MeadWestvaco Corp.	216,702	6,261
Weyerhaeuser Co.	256,500	16,006
		54,509
TOTAL MATERIALS		361,747
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.8%
ALLTEL Corp.	324,821	17,878
AT&T Corp.	851,056	16,332
BellSouth Corp.	1,958,778	51,398
CenturyTel, Inc.	143,902	4,691
Citizens Communications Co.	358,711	4,839
Qwest Communications International, Inc. (a)	1,941,825	8,156
SBC Communications, Inc.	3,545,310	84,237
Sprint Corp.	1,572,967	37,484
Verizon Communications, Inc.	2,960,962	105,381
		330,396
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	1,188,346	34,094
TOTAL TELECOMMUNICATION SERVICES		364,490
UTILITIES - 3.0%
Electric Utilities - 2.1%
Allegheny Energy, Inc. (a)	146,775	2,839
Ameren Corp.	208,305	10,440
American Electric Power Co., Inc.	423,143	14,916
CenterPoint Energy, Inc.	329,165	3,703
Cinergy Corp.	193,813	7,809
Consolidated Edison, Inc.	258,797	11,353
DTE Energy Co.	186,020	8,150
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	348,403	$ 11,313
Entergy Corp.	239,046	16,618
Exelon Corp.	708,491	31,351
FirstEnergy Corp.	352,707	14,024
FPL Group, Inc.	198,458	15,210
PG&E Corp. (a)	431,081	15,088
Pinnacle West Capital Corp.	97,921	4,083
PPL Corp.	202,152	10,916
Progress Energy, Inc.	264,178	11,690
Southern Co.	790,978	26,711
TECO Energy, Inc.	213,518	3,418
TXU Corp.	256,879	17,776
Xcel Energy, Inc.	428,100	7,787
		245,195
Gas Utilities - 0.1%
KeySpan Corp.	171,732	6,778
Nicor, Inc.	47,141	1,740
NiSource, Inc.	289,137	6,621
Peoples Energy Corp.	40,240	1,723
		16,862
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	693,790	9,748
Calpine Corp. (a)	571,357	1,903
CMS Energy Corp. (a)	208,229	2,193
Constellation Energy Group, Inc.	188,046	9,402
Dominion Resources, Inc.	354,422	24,590
Duke Energy Corp.	1,022,984	27,406
Dynegy, Inc. Class A (a)	406,379	1,808
Public Service Enterprise Group, Inc.	254,195	13,409
Sempra Energy	249,572	9,289
		99,748
TOTAL UTILITIES		361,805
TOTAL COMMON STOCKS (Cost $9,558,591)		11,771,110
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 2.15% 3/10/05 (d) (Cost $15,964)	$ 16,000	$ 15,965
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	137,337,382	137,337
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	11,045,241	11,045
TOTAL MONEY MARKET FUNDS (Cost $148,382)		148,382
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $9,722,937)		11,935,457
NET OTHER ASSETS - 0.1%		7,973
NET ASSETS - 100%		$ 11,943,430
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
565 S&P 500 Index Contracts	March 2005	$ 166,915	$ (642)
The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $249,000.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $9,776,346,000. Net unrealized appreciation aggregated $2,159,111,000, of which $3,418,984,000 related to appreciated investment securities and $1,259,873,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 21, 2005